UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Portfolio

The fund's portfolio
12/31/11 (Unaudited)

COMMON STOCKS (55.5%)(a)
			Shares	Value

Basic materials (3.4%)

Agrium, Inc. (Canada)			898	$60,265

Albemarle Corp.			40,000	2,060,400

American Vanguard Corp.			13,003	173,460

Andersons, Inc. (The)			402	17,551

ArcelorMittal (France)			3,506	63,969

Archer Daniels-Midland Co.			2,476	70,814

Arkema (France)			2,845	200,988

Asia Cement Corp. (Taiwan)			317,000	355,307

BASF SE (Germany)			24,254	1,691,504

BBMG Corp. (China)			966,500	641,866

BHP Billiton, Ltd. (Australia)			47,734	1,684,944

Black Earth Farming, Ltd. SDR (Sweden)(NON)			4,410	8,856

Boise, Inc.			20,833	148,331

Cambrex Corp.(NON)			31,696	227,577

Carillion PLC (United Kingdom)			83,082	386,500

CF Industries Holdings, Inc.			521	75,535

China National Building Material Co., Ltd. (China)			578,000	657,449

China National Materials Co., Ltd. (China)			1,393,000	492,294

China Shanshui Cement Group, Ltd. (China)			828,000	550,806

Compagnie de Saint-Gobain (France)			3,053	117,003

Cresud S.A.C.I.F. y A. ADR (Argentina)			1,797	20,468

Cytec Industries, Inc.			27,700	1,236,805

Domtar Corp. (Canada)			13,659	1,092,121

First Quantum Minerals, Ltd. (Canada)			2,900	57,075

Fletcher Building, Ltd. (New Zealand)			97,675	466,558

Formosa Chemicals & Fibre Corp. (Taiwan)			92,000	242,376

Fortescue Metals Group, Ltd. (Australia)			61,511	269,491

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			112,500	4,138,875

Georgia Gulf Corp.(NON)			6,276	122,319

Gold Fields, Ltd. (South Africa)			25,884	397,006

Golden Agri-Resources, Ltd. (Singapore)			86,000	47,274

GrainCorp, Ltd. (Australia)			5,214	41,831

Horsehead Holding Corp.(NON)			8,833	79,585

Incitec Pivot, Ltd. (Australia)			14,968	47,491

Innophos Holdings, Inc.			14,885	722,816

Innospec, Inc.(NON)			7,789	218,637

International Flavors & Fragrances, Inc.			35,600	1,866,152

Intrepid Potash, Inc.(NON)			1,289	29,170

K&S AG (Germany)			4,558	205,517

KapStone Paper and Packaging Corp.(NON)			28,833	453,831

Koninklijke DSM NV (Netherlands)			17,111	792,857

Koppers Holdings, Inc.			9,931	341,229

Kraton Performance Polymers, Inc.(NON)			9,109	184,913

KWS Saat AG (Germany)			96	19,141

L.B. Foster Co. Class A			3,624	102,523

Lanxess AG (Germany)			5,433	281,092

Louisiana-Pacific Corp.(NON)			27,070	218,455

LyondellBasell Industries NV Class A (Netherlands)			29,811	968,559

MeadWestvaco Corp.			74,465	2,230,227

Minerals Technologies, Inc.			4,049	228,890

Monsanto Co.			20,929	1,466,495

Mosaic Co. (The)			958	48,312

NewMarket Corp.			1,000	198,110

Nitto Denko Corp. (Japan)			44,200	1,578,881

Nufarm, Ltd. (Australia)(NON)			7,463	31,696

OM Group, Inc.(NON)			14,124	316,236

PolyOne Corp.			29,475	340,436

Potash Corp. of Saskatchewan, Inc. (Canada)			2,663	109,929

PPG Industries, Inc.			43,500	3,631,815

PT Astra Agro Lestari Tbk (Indonesia)			12,500	29,907

Rio Tinto PLC (United Kingdom)			41,838	2,024,729

Rio Tinto, Ltd. (Australia)			47,122	2,916,566

Sasol, Ltd. (South Africa)			26,283	1,253,539

Sealed Air Corp.			44,700	769,287

Siam Cement PCL NVDR (Thailand)			64,600	640,717

SLC Agricola SA (Brazil)			1,985	16,495

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,545	83,198

Sterlite Industries (India), Ltd. (India)			110,228	186,117

Sterlite Industries (India), Ltd. ADR (India)			33,060	229,106

Syngenta AG (Switzerland)(NON)			9,049	2,663,280

TPC Group, Inc.(NON)			5,451	127,172

Uralkali (Russia)			28,412	206,521

Vale Fertilizantes SA (Preference) (Brazil)(F)			4,617	62,030

Vale SA ADR (Brazil)			47,536	1,019,647

Vale SA ADR (Preference) (Brazil)			41,185	848,411

Vilmorin & Cie (France)			217	20,646

Viterra, Inc. (Canada)			4,347	45,828

voestalpine AG (Austria)			28,077	790,006

W.R. Grace & Co.(NON)			16,696	766,680

Weyerhaeuser Co.(R)			65,600	1,224,752

Wilmar International, Ltd. (Singapore)			14,000	53,930

Xstrata PLC (United Kingdom)			26,762	403,006

Yara International ASA (Norway)			1,446	57,922

Zijin Mining Group Co., Ltd. (China)			558,000	210,490

				51,180,595
Capital goods (3.5%)

ABB, Ltd. (Switzerland)(NON)			119,559	2,249,268

AGCO Corp.(NON)			2,172	93,331

Aisin Seiki Co., Ltd. (Japan)			28,500	810,910

American Axle & Manufacturing Holdings, Inc.(NON)			13,002	128,590

Applied Industrial Technologies, Inc.			17,299	608,406

Autoliv, Inc. (Sweden)			20,800	1,112,592

AZZ, Inc.			3,284	149,225

Canon, Inc. (Japan)			34,050	1,506,674

Cascade Corp.			8,613	406,275

Chart Industries, Inc.(NON)			9,599	519,018

CNH Global NV (Netherlands)(NON)			1,651	59,419

Daelim Industrial Co., Ltd. (South Korea)			8,044	628,375

Deere & Co.			1,306	101,019

Douglas Dynamics, Inc.			11,576	169,241

Dover Corp.			73,337	4,257,213

Duoyuan Global Water, Inc. ADR (China)(F)(NON)(S)			13,215	51,274

DXP Enterprises, Inc.(NON)			10,301	331,692

Embraer SA ADR (Brazil)			30,045	757,735

Emerson Electric Co.			94,725	4,413,238

European Aeronautic Defense and Space Co. NV (France)			38,932	1,211,222

Exide Technologies(NON)			19,016	50,012

Fluor Corp.			27,676	1,390,719

Franklin Electric Co., Inc.			6,920	301,435

Fuji Electric Co., Ltd. (Japan)			287,000	785,466

Generac Holdings, Inc.(NON)			8,490	237,975

Harbin Equipment Co., Ltd. (China)			338,000	293,477

Hitachi, Ltd. (Japan)			460,000	2,411,120

Hyundai Mobis (South Korea)			2,833	719,169

Invensys PLC (United Kingdom)			24,266	79,123

Jain Irrigation Systems, Ltd. (India)			53,097	86,527

KEPCO Engineering & Construction Co., Inc. (South Korea)			6,364	512,191

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)			10,210	365,689

Lindsay Corp.			836	45,888

Lockheed Martin Corp.			53,553	4,332,438

LSB Industries, Inc.(NON)			11,387	319,355

Metso Corp. OYJ (Finland)			7,627	281,058

Mitsubishi Electric Corp. (Japan)			298,000	2,849,266

MTU Aero Engines Holding AG (Germany)			3,099	198,288

NACCO Industries, Inc. Class A			1,255	111,971

National Presto Industries, Inc.			1,701	159,214

Newport Corp.(NON)			7,323	99,666

Parker Hannifin Corp.			55,900	4,262,375

Polypore International, Inc.(NON)			7,965	350,380

Powell Industries, Inc.(NON)			3,085	96,499

Raytheon Co.			83,463	4,037,940

Regal-Beloit Corp.			35,600	1,814,532

Rheinmetall AG (Germany)			6,624	293,478

Samsung Engineering Co., Ltd. (South Korea)			1,827	320,109

Sauer-Danfoss, Inc.(NON)			5,487	198,684

Schneider Electric SA (France)			6,209	324,487

SembCorp Industries, Ltd. (Singapore)			259,000	805,928

Singapore Technologies Engineering, Ltd. (Singapore)			108,000	223,661

SKF AB Class B (Sweden)			77,314	1,632,354

Societe BIC SA (France)			9,178	812,601

Standard Motor Products, Inc.			15,159	303,938

Tetra Tech, Inc.(NON)			13,948	301,137

Thomas & Betts Corp.(NON)			11,318	617,963

TriMas Corp.(NON)			25,177	451,927

United Technologies Corp.			11,146	814,661

Vinci SA (France)			5,959	259,980

Zebra Technologies Corp. Class A(NON)			6,925	247,777

				53,365,175
Communication services (3.0%)

8x8, Inc.(NON)			1,389	4,403

ADTRAN, Inc.			4,037	121,756

Allot Communications, Ltd. (Israel)(NON)			18,193	276,534

American Tower REIT, Inc. Class A(R)			43,900	2,634,439

Aruba Networks, Inc.(NON)			3,771	69,839

AT&T, Inc.			140,206	4,239,829

BCE, Inc. (Canada)			6,482	270,224

Bharti Airtel, Ltd. (India)			48,277	311,759

British Sky Broadcasting Group PLC (United Kingdom)			29,719	337,708

BroadSoft, Inc.(NON)(S)			4,471	135,024

BT Group PLC (United Kingdom)			636,924	1,880,881

China Mobile, Ltd. (China)			131,500	1,282,112

Chorus, Ltd. (New Zealand)			137,137	333,052

Cincinnati Bell, Inc.(NON)			143,274	434,120

Comcast Corp. Class A			54,000	1,280,340

Deutsche Telekom AG (Germany)			56,913	652,962

DIRECTV Class A(NON)			104,463	4,466,838

EchoStar Corp. Class A(NON)			47,111	986,504

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)			32,661	606,696

France Telecom SA (France)			60,655	949,235

GeoEye, Inc.(NON)			6,206	137,897

HSN, Inc.			7,145	259,078

IAC/InterActiveCorp.			112,500	4,792,500

InterDigital, Inc.			2,517	109,666

Kabel Deutschland Holding AG (Germany)(NON)			19,950	1,009,571

Loral Space & Communications, Inc.(NON)			5,130	332,834

Lumos Networks Corp.(NON)			7,162	109,865

MetroPCS Communications, Inc.(NON)			41,400	359,352

NeuStar, Inc. Class A(NON)			12,120	414,140

NII Holdings, Inc.(NON)			98,364	2,095,153

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			30,900	1,569,301

NTT DoCoMo, Inc. (Japan)			254	466,671

Premiere Global Services, Inc.(NON)			17,304	146,565

Tele2 AB Class B (Sweden)			32,977	640,964

Telecity Group PLC (United Kingdom)(NON)			22,917	229,538

Telecom Corp. of New Zealand, Ltd. (New Zealand)			665,482	1,064,907

Telenet Group Holding NV (Belgium)(NON)			7,865	299,658

Tim Participacoes SA ADR (Brazil)			24,027	619,897

USA Mobility, Inc.			14,757	204,680

Verizon Communications, Inc.			181,585	7,285,190

Vodafone Group PLC (United Kingdom)			745,498	2,069,771

				45,491,453
Conglomerates (0.8%)

3M Co.			7,246	592,216

General Electric Co.			319,913	5,729,642

Marubeni Corp. (Japan)			45,000	273,679

Mitsui & Co., Ltd. (Japan)			51,700	802,547

Siemens AG (Germany)			16,333	1,562,098

SPX Corp.			39,431	2,376,506

Tyco International, Ltd.			5,900	275,589

				11,612,277
Consumer cyclicals (6.7%)

Advance America Cash Advance Centers, Inc.			34,406	307,934

Advance Auto Parts, Inc.			35,800	2,492,754

Aeropostale, Inc.(NON)			3,665	55,891

Alliance Data Systems Corp.(NON)(S)			2,024	210,172

Ameristar Casinos, Inc.			13,312	230,164

ANN, Inc.(NON)			10,775	267,005

Apollo Tyres, Ltd. (India)			523,736	582,770

Arbitron, Inc.			5,576	191,870

Asahi Diamond Industrial Co., Ltd. (Japan)			13,700	165,203

Ascena Retail Group, Inc.(NON)			10,787	320,590

Bayerische Motoren Werke (BMW) AG (Germany)			4,379	292,759

Belo Corp. Class A			22,050	138,915

Big Lots, Inc.(NON)			13,752	519,276

BR Malls Participacoes SA (Brazil)			120,661	1,172,163

Brunswick Corp.			15,863	286,486

Buckle, Inc. (The)			9,114	372,489

Bunzl PLC (United Kingdom)			46,930	642,160

Burberry Group PLC (United Kingdom)			84,668	1,549,446

Cash America International, Inc.			4,995	232,917

Cato Corp. (The) Class A			5,032	121,774

Christian Dior SA (France)			6,348	750,294

Cia Hering (Brazil)			43,131	750,587

Coach, Inc.			47,782	2,916,613

Compass Group PLC (United Kingdom)			87,109	824,785

Conn's, Inc.(NON)			22,450	249,195

Ctrip.com International, Ltd. ADR (China)(NON)			5,100	119,340

Daimler AG (Registered Shares) (Germany)			17,108	750,976

Deluxe Corp.			17,609	400,781

Dillards, Inc. Class A			5,200	233,376

Dongfeng Motor Group Co., Ltd. (China)			50,000	85,209

DSW, Inc. Class A			8,674	383,478

Dun & Bradstreet Corp. (The)			35,900	2,686,397

Elders, Ltd. (Australia)(NON)			44,692	11,889

Expedia, Inc.			41,650	1,208,683

Express, Inc.(NON)			19,875	396,308

EZCORP, Inc. Class A(NON)			21,951	578,848

FelCor Lodging Trust, Inc.(NON)(R)			152,386	464,777

Fiat Industrial SpA (Italy)(NON)			68,050	579,786

Fiat SpA (Italy)(S)			77,147	352,795

Finish Line, Inc. (The) Class A			27,340	527,252

Foot Locker, Inc.			106,400	2,536,576

Galaxy Entertainment Group, Ltd. (Hong Kong)(NON)			85,000	154,364

GameStop Corp. Class A(NON)			49,308	1,189,802

Genesco, Inc.(NON)			5,550	342,657

Genting Bhd (Malaysia)			248,000	859,150

GNC Holdings, Inc. Class A(NON)			17,767	514,355

GOME Electrical Appliances Holdings, Ltd. (China)			382,000	88,802

Gordmans Stores, Inc.(NON)			4,563	57,357

Harman International Industries, Inc.			38,600	1,468,344

Helen of Troy, Ltd. (Bermuda)(NON)			5,859	179,871

Hillenbrand, Inc.			18,919	422,272

Hino Motors, Ltd. (Japan)			146,000	884,236

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)			18,200	469,560

Hyundai Department Store Co., Ltd. (South Korea)			2,069	293,081

Iconix Brand Group, Inc.(NON)			10,936	178,147

Indofood Agri Resources, Ltd. (Singapore)(NON)			7,000	6,805

Industria de Diseno Textil (Inditex) SA (Spain)			11,594	947,265

Interpublic Group of Companies, Inc. (The)			213,800	2,080,274

JB Hi-Fi, Ltd. (Australia)(S)			9,486	109,585

Jos. A. Bank Clothiers, Inc.(NON)			5,161	251,650

Kia Motors Corp. (South Korea)			15,493	898,222

Kimberly-Clark Corp.			69,500	5,112,420

Kingfisher PLC (United Kingdom)			246,915	959,941

Knology, Inc.(NON)			27,189	386,084

La-Z-Boy, Inc.(NON)			29,338	349,122

Leapfrog Enterprises, Inc.(NON)			111,060	620,825

Lewis Group, Ltd. (South Africa)			29,260	290,126

LG Corp. (South Korea)			2,625	140,156

Limited Brands, Inc.			64,200	2,590,470

Localiza Rent a Car SA (Brazil)			48,382	664,029

M6-Metropole Television (France)			23,310	346,331

Media Nusantara Citra Tbk PT (Indonesia)			6,138,000	886,602

Men's Wearhouse, Inc. (The)			10,450	338,685

Moody's Corp.			29,138	981,368

Myer Holdings, Ltd. (Australia)			52,190	103,135

Navistar International Corp.(NON)			24,957	945,371

News Corp. Class A			86,890	1,550,118

Next PLC (United Kingdom)			33,881	1,439,106

Nissan Motor Co., Ltd. (Japan)			111,100	997,184

Nu Skin Enterprises, Inc. Class A			6,062	294,431

Omnicom Group, Inc.			83,800	3,735,804

OPAP SA (Greece)			48,287	426,682

PCD Stores Group, Ltd. (China)			2,322,000	318,247

Pearson PLC (United Kingdom)			9,097	170,365

Perry Ellis International, Inc.(NON)			18,746	266,568

Peugeot SA (France)			54,362	847,700

Porsche Automobil Holding SE (Preference) (Germany)			8,757	468,633

PPR SA (France)			2,524	360,966

PVH Corp.			3,067	216,193

R. R. Donnelley & Sons Co.			84,100	1,213,563

Randstad Holding NV (Netherlands)			6,061	178,418

Rent-A-Center, Inc.			6,074	224,738

Scholastic Corp.			6,546	196,184

Select Comfort Corp.(NON)			11,660	252,905

Signet Jewelers, Ltd. (Bermuda)			5,232	229,999

Sinclair Broadcast Group, Inc. Class A			46,789	530,119

Sonic Automotive, Inc. Class A			63,090	934,363

Sony Corp. (Japan)			79,400	1,430,951

Stella International Holdings, Ltd. (Hong Kong)			45,000	97,763

Steven Madden, Ltd.(NON)			7,723	266,444

Suzuki Motor Corp. (Japan)			52,800	1,088,519

Swire Pacific, Ltd. (Hong Kong)			145,000	1,745,918

SYKES Enterprises, Inc.(NON)			718	11,244

Tempur-Pedic International, Inc.(NON)			5,441	285,816

TJX Cos., Inc. (The)			79,000	5,099,450

TNS, Inc.(NON)			13,905	246,397

Town Sports International Holdings, Inc.(NON)			21,650	159,128

Trump Entertainment Resorts, Inc.(NON)(F)			163	693

TRW Automotive Holdings Corp.(NON)			27,000	880,200

TUI Travel PLC (United Kingdom)			104,847	269,070

Valeo SA (France)			4,193	165,919

ValueClick, Inc.(NON)			5,986	97,512

Vertis Holdings, Inc.(NON)(F)			585	6

VF Corp.			25,460	3,233,165

Viacom, Inc. Class B			60,801	2,760,973

Volkswagen AG (Preference) (Germany)			6,298	941,796

VOXX International Corp.(NON)			47,126	398,215

Wal-Mart Stores, Inc.			150,729	9,007,565

Walt Disney Co. (The)			25,700	963,750

Warnaco Group, Inc. (The)(NON)			9,412	470,976

Wet Seal, Inc. (The) Class A(NON)			67,490	220,017

Williams-Sonoma, Inc.			56,600	2,179,100

WPP PLC (Ireland)			59,360	619,913

Wyndham Worldwide Corp.			27,500	1,040,325

				101,604,258
Consumer staples (5.3%)

AFC Enterprises(NON)			55,349	813,630

Ajinomoto Co., Inc. (Japan)			13,000	155,957

Anheuser-Busch InBev NV (Belgium)			23,232	1,418,838

Arcos Dorados Holdings, Inc. Class A (Argentina)			24,489	502,759

Associated British Foods PLC (United Kingdom)			14,754	253,470

Avis Budget Group, Inc.(NON)			36,243	388,525

Beacon Roofing Supply, Inc.(NON)			18,973	383,824

BRF - Brasil Foods SA ADR (Brazil)			2,498	48,836

Brinker International, Inc.			14,996	401,293

British American Tobacco (BAT) PLC (United Kingdom)			16,392	777,236

Bunge, Ltd.			1,011	57,829

Career Education Corp.(NON)			7,865	62,684

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)			72,000	4,635

Chiquita Brands International, Inc.(NON)			879	7,331

Coca-Cola Co. (The)			55,300	3,869,341

Core-Mark Holding Co., Inc.			3,693	146,243

Corn Products International, Inc.			1,042	54,799

Costco Wholesale Corp.			14,700	1,224,804

CVS Caremark Corp.			75,400	3,074,812

Danone (France)			8,370	525,744

Denny's Corp.(NON)			94,344	354,733

Diageo PLC (United Kingdom)			61,343	1,338,561

DineEquity, Inc.(NON)(S)			6,214	262,293

Dollar Thrifty Automotive Group(NON)			3,570	250,828

Domino's Pizza, Inc.(NON)			12,231	415,242

Dr. Pepper Snapple Group, Inc.			100,700	3,975,636

Elizabeth Arden, Inc.(NON)			18,753	694,611

Energizer Holdings, Inc.(NON)			21,327	1,652,416

Genuine Parts Co.			54,500	3,335,400

Glanbia PLC (Ireland)			3,131	18,738

Grupo Modelo SA de CV Ser. C (Mexico)			68,734	433,445

Heineken Holding NV (Netherlands)			17,776	725,464

Imperial Tobacco Group PLC (United Kingdom)			3,639	137,554

IOI Corp. Bhd (Malaysia)			27,000	45,756

Japan Tobacco, Inc. (Japan)			427	2,007,044

Kao Corp. (Japan)			34,100	930,985

Kerry Group PLC Class A (Ireland)			40,660	1,488,287

Koninklijke Ahold NV (Netherlands)			153,372	2,062,517

Kroger Co. (The)			90,600	2,194,332

KT&G Corp. (South Korea)			10,831	765,400

Kuala Lumpur Kepong Bhd (Malaysia)			6,400	45,770

Lawson, Inc. (Japan)			11,500	717,658

Libbey, Inc.(NON)			17,217	219,345

Lincoln Educational Services Corp.			7,491	59,179

Lorillard, Inc.			19,400	2,211,600

Maple Leaf Foods, Inc. (Canada)			2,025	21,527

McDonald's Corp.			19,962	2,002,787

Nestle SA (Switzerland)			50,050	2,873,511

Olam International, Ltd. (Singapore)			195,000	318,973

Papa John's International, Inc.(NON)			11,719	441,572

PepsiCo, Inc.			38,943	2,583,868

Philip Morris International, Inc.			102,642	8,055,344

Prestige Brands Holdings, Inc.(NON)			35,599	401,201

Procter & Gamble Co. (The)			89,723	5,985,421

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			97,000	24,062

Rakuten, Inc. (Japan)			448	481,806

Reckitt Benckiser Group PLC (United Kingdom)			21,813	1,074,908

Safeway, Inc.			177,780	3,740,491

Sally Beauty Holdings, Inc.(NON)			13,372	282,550

Smithfield Foods, Inc.(NON)			1,140	27,679

Spartan Stores, Inc.			10,414	192,659

Spectrum Brands Holdings, Inc.(NON)			4,235	116,039

Starbucks Corp.			16,500	759,165

Synergy Co. (Russia)(NON)			12,858	179,832

Tate & Lyle PLC (United Kingdom)			3,554	38,805

Tesco PLC (United Kingdom)			52,817	330,638

Toyota Tsusho Corp. (Japan)			55,700	983,345

TripAdvisor, Inc.			41,650	1,049,997

Tyson Foods, Inc. Class A			1,994	41,156

Unilever NV (Netherlands)			42,879	1,472,529

Unilever PLC (United Kingdom)			9,077	304,682

USANA Health Sciences, Inc.(NON)			4,793	145,563

Walgreen Co.			66,700	2,205,102

Wendy's Co. (The)			147,000	787,920

WM Morrison Supermarkets PLC (United Kingdom)			92,330	466,613

Yamazaki Baking Co., Inc. (Japan)			95,000	1,247,189

Zhongpin, Inc. (China)(NON)			84,971	723,953

				79,876,271
Energy (5.9%)

Alpha Natural Resources, Inc.(NON)			6,625	135,349

Basic Energy Services, Inc.(NON)			23,539	463,718

BG Group PLC (United Kingdom)			108,244	2,308,555

BP PLC (United Kingdom)			232,026	1,654,636

Caltex Australia, Ltd. (Australia)			69,336	833,203

Cameron International Corp.(NON)			94,300	4,638,617

Canadian Natural Resources, Ltd. (Canada)			16,600	621,634

Chevron Corp.			59,085	6,286,644

Clayton Williams Energy, Inc.(NON)			3,635	275,824

CNOOC, Ltd. (China)			331,000	579,040

Compagnie Generale de Geophysique-Veritas (France)(NON)			48,967	1,139,389

Compton Petroleum Corp. (Canada)(NON)			12,720	54,060

ConocoPhillips			71,079	5,179,527

Contango Oil & Gas Co.(NON)			4,506	262,159

CVR Energy, Inc.(NON)			15,953	298,800

Deepocean Group (Shell) (acquired 6/9/11, cost $122,420) (Norway)(RES)			8,432	143,344

Energy Partners, Ltd.(NON)			17,620	257,252

ENI SpA (Italy)			69,194	1,429,240

Eurasia Drilling Co., Ltd. GDR (Russia)			18,824	441,553

Exxon Mobil Corp.			207,696	17,604,313

Gazprom OAO ADR (Russia)			190,618	2,026,869

Gazprom OAO ADR (Russia)			29,100	310,817

Halliburton Co.			59,783	2,063,111

Helix Energy Solutions Group, Inc.(NON)			33,455	528,589

HollyFrontier Corp.			63,700	1,490,580

Inpex Corp. (Japan)			102	641,435

Key Energy Services, Inc.(NON)			38,162	590,366

Lukoil OAO ADR (Russia)			20,867	1,102,570

Marathon Oil Corp.			77,600	2,271,352

Marathon Petroleum Corp.			38,700	1,288,323

Murphy Oil Corp.			64,100	3,572,934

New World Resources PLC Class A (Czech Republic)			33,105	227,437

Newpark Resources, Inc.(NON)			32,083	304,789

Nexen, Inc. (Canada)			11,682	185,880

Occidental Petroleum Corp.			8,766	821,374

Oceaneering International, Inc.			104,700	4,829,811

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)			99,109	723,691

Pacific Rubiales Energy Corp. (Colombia)			24,900	457,793

Petrofac, Ltd. (United Kingdom)			32,158	718,145

Petroleo Brasileiro SA ADR (Preference) (Brazil)			36,851	865,630

Petroleo Brasileiro SA ADR (Brazil)			32,666	811,750

PT Adaro Energy Tbk (Indonesia)			2,248,500	438,747

Rosetta Resources, Inc.(NON)			8,205	356,918

Royal Dutch Shell PLC Class A (United Kingdom)			31,757	1,155,466

Royal Dutch Shell PLC Class A (United Kingdom)			9,358	344,025

Royal Dutch Shell PLC Class B (United Kingdom)			48,968	1,863,536

Schlumberger, Ltd.			16,700	1,140,777

Stallion Oilfield Holdings, Ltd.			1,034	34,639

Statoil ASA (Norway)			61,341	1,571,072

Stone Energy Corp.(NON)			30,363	800,976

Superior Energy Services(NON)			7,112	202,265

Swift Energy Co.(NON)			14,922	443,482

Technip SA (France)			5,141	480,493

Tesoro Corp.(NON)			62,000	1,448,320

Total SA (France)			29,445	1,502,902

Tullow Oil PLC (United Kingdom)			20,197	439,017

Unit Corp.(NON)			5,684	263,738

Vaalco Energy, Inc.(NON)			32,834	198,317

Valero Energy Corp.			213,300	4,489,965

W&T Offshore, Inc.			15,219	322,795

Walter Energy, Inc.			2,086	126,328

Western Refining, Inc.(NON)			13,457	178,844

				88,242,725
Financials (8.8%)

3i Group PLC (United Kingdom)			112,322	314,152

ACE, Ltd.			6,796	476,536

Affiliated Managers Group(NON)			21,500	2,062,925

Aflac, Inc.			42,400	1,834,224

African Bank Investments, Ltd. (South Africa)			128,620	545,236

Agree Realty Corp.(R)			10,033	244,605

Agricultural Bank of China, Ltd. (China)			1,963,000	846,578

AIA Group, Ltd. (Hong Kong)			278,800	868,971

Allianz SE (Germany)			11,269	1,076,986

Allied World Assurance Co. Holdings AG			41,701	2,624,244

American Capital Agency Corp.(R)			4,235	118,919

American Equity Investment Life Holding Co.			31,988	332,675

American Express Co.			38,900	1,834,913

American Financial Group, Inc.			6,932	255,721

American Safety Insurance Holdings, Ltd.(NON)			16,226	352,916

Amtrust Financial Services, Inc.			5,675	134,781

Annaly Capital Management, Inc.(R)			123,800	1,975,848

Anworth Mortgage Asset Corp.(R)			26,718	167,789

Arch Capital Group, Ltd.(NON)			21,350	794,861

Arlington Asset Investment Corp. Class A			6,828	145,641

Ashford Hospitality Trust, Inc.(R)			25,442	203,536

Aspen Insurance Holdings, Ltd.			10,303	273,030

Assurant, Inc.			48,100	1,974,986

Assured Guaranty, Ltd. (Bermuda)			59,730	784,852

Australia & New Zealand Banking Group, Ltd. (Australia)			143,253	3,002,014

AvalonBay Communities, Inc.(R)			6,500	848,900

Aviva PLC (United Kingdom)			280,674	1,302,966

AXA SA (France)			14,003	180,463

Banco Bradesco SA ADR (Brazil)			117,936	1,967,172

Banco Latinoamericano de Exportaciones SA Class E (Panama)			22,547	361,879

Banco Santander Central Hispano SA (Spain)			20,065	151,598

Bank Mandiri Persero Tbk PT (Indonesia)			753,000	558,675

Bank of America Corp.			340,805	1,894,876

Bank of Marin Bancorp.			4,198	157,803

Bank of the Ozarks, Inc.			13,879	411,235

Barclays PLC (United Kingdom)			662,633	1,795,054

Berkshire Hathaway, Inc. Class B(NON)			42,200	3,219,860

BNP Paribas SA (France)			42,719	1,672,367

British Land Company PLC (United Kingdom)(R)			35,185	251,590

Broadridge Financial Solutions, Inc.			34,000	766,700

C C Land Holdings, Ltd. (China)			1,637,000	301,271

Cardinal Financial Corp.			19,506	209,494

Cardtronics, Inc.(NON)			10,690	289,271

CBL & Associates Properties, Inc.(R)			25,809	405,201

CFS Retail Property Trust (Australia)(R)			103,389	178,003

Cheung Kong Holdings, Ltd. (Hong Kong)			37,000	438,406

China Construction Bank Corp. (China)			4,322,000	3,021,634

China Overseas Land & Investment, Ltd. (China)			178,000	298,454

Chubb Corp. (The)			21,900	1,515,918

Citigroup, Inc.			131,783	3,467,211

Citizens & Northern Corp.			12,608	232,870

CNO Financial Group, Inc.(NON)			43,761	276,132

Commerzbank AG (Germany)(NON)(S)			98,323	165,588

CommonWealth REIT(R)			31,785	528,902

CubeSmart(R)			16,150	171,836

DBS Group Holdings, Ltd. (Singapore)			20,000	177,167

Deutsche Bank AG (Germany)			24,662	932,138

Dexus Property Group (Australia)			164,331	139,550

DFC Global Corp.(NON)			9,889	178,595

East West Bancorp, Inc.			33,838	668,301

Education Realty Trust, Inc.(R)			29,845	305,314

Endurance Specialty Holdings, Ltd. (Bermuda)			36,700	1,403,775

Equity Residential Trust(R)			13,900	792,717

Extra Space Storage, Inc.(R)			8,107	196,433

Fifth Third Bancorp			124,700	1,586,184

Financial Institutions, Inc.			13,027	210,256

First Financial Bancorp			10,201	169,745

First Industrial Realty Trust(NON)(R)			17,697	181,040

Flushing Financial Corp.			22,873	288,886

FXCM, Inc. Class A			32,759	319,400

Glimcher Realty Trust(R)			23,383	215,124

Goldman Sachs Group, Inc. (The)			16,204	1,465,328

Guangzhou R&F Properties Co., Ltd. (China)			502,000	395,342

Hang Lung Group, Ltd. (Hong Kong)			202,000	1,105,810

Hartford Financial Services Group, Inc. (The)			114,900	1,867,125

Heartland Financial USA, Inc.			8,734	133,980

Henderson Land Development Co., Ltd. (Hong Kong)			28,000	138,632

Home Bancshares, Inc.			9,686	250,964

HSBC Holdings PLC (London Exchange) (United Kingdom)			258,140	1,959,597

Hudson City Bancorp, Inc.			173,100	1,081,875

Huntington Bancshares, Inc.			202,000	1,108,980

Industrial and Commercial Bank of China, Ltd. (China)			3,651,000	2,172,855

Industrial Bank of Korea (IBK) (South Korea)			64,930	705,852

ING Groep NV GDR (Netherlands)(NON)			76,341	544,024

Interactive Brokers Group, Inc. Class A			24,798	370,482

International Bancshares Corp.			16,404	300,767

Invesco Mortgage Capital, Inc.(R)			9,751	137,002

Israel Corp., Ltd. (The) (Israel)			1,631	1,020,447

Itau Unibanco Holding SA ADR (Preference) (Brazil)			111,619	2,071,649

JPMorgan Chase & Co.			160,974	5,352,386

Kasikornbank PCL NVDR (Thailand)			154,300	596,481

KB Financial Group, Inc. (South Korea)			28,138	888,514

Kinnevik Investment AB Class B (Sweden)			48,042	935,018

Lexington Realty Trust(R)			37,767	282,875

LIC Housing Finance, Ltd. (India)			186,937	777,797

Lloyds Banking Group PLC (United Kingdom)(NON)			1,318,179	526,496

LSR Group OJSC GDR (Russia)			80,765	272,226

LTC Properties, Inc.(R)			14,195	438,058

Macquarie Group, Ltd. (Australia)			5,148	125,130

Maiden Holdings, Ltd. (Bermuda)			21,593	189,155

MainSource Financial Group, Inc.			19,392	171,231

MarketAxess Holdings, Inc.			2,391	71,993

MFA Financial, Inc.(R)			22,329	150,051

Mission West Properties(R)			18,575	167,547

Mitsubishi Estate Co., Ltd. (Japan)			13,000	193,959

Mitsubishi UFJ Financial Group, Inc. (Japan)			287,600	1,220,066

Mitsui Fudosan Co., Ltd. (Japan)			18,000	261,966

Mizuho Financial Group, Inc. (Japan)			989,120	1,334,835

Morgan Stanley			121,100	1,832,243

Nasdaq OMX Group, Inc. (The)(NON)			72,600	1,779,426

National Australia Bank, Ltd. (Australia)			45,682	1,089,052

National Bank of Canada (Canada)			4,229	299,465

National Financial Partners Corp.(NON)			10,559	142,758

National Health Investors, Inc.(R)			15,054	662,075

Nelnet, Inc. Class A			11,717	286,715

Newcastle Investment Corp.(R)			49,213	228,840

Omega Healthcare Investors, Inc.(R)			10,671	206,484

Oriental Financial Group (Puerto Rico)			16,387	198,447

ORIX Corp. (Japan)			17,360	1,431,063

Ping An Insurance (Group) Co. of China, Ltd. (China)			43,000	284,371

PNC Financial Services Group, Inc.			75,000	4,325,250

Popular, Inc. (Puerto Rico)(NON)			78,828	109,571

Portfolio Recovery Associates, Inc.(NON)			5,273	356,033

Protective Life Corp.			10,076	227,315

Prudential PLC (United Kingdom)			83,325	821,042

PS Business Parks, Inc.(R)			6,847	379,529

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)			656,000	488,172

Rayonier, Inc.(R)			94,050	4,197,452

RenaissanceRe Holdings, Ltd.			15,395	1,144,926

Republic Bancorp, Inc. Class A			4,708	107,813

Saul Centers, Inc.(R)			5,110	180,996

Sberbank of Russia ADR (Russia)(NON)			195,722	1,925,601

SCOR (France)			6,827	159,071

Simon Property Group, Inc.(R)			12,000	1,547,280

Soho China, Ltd. (China)			254,000	169,349

Southside Bancshares, Inc.			15,223	329,730

St. Joe Co. (The)(NON)			23,869	349,920

Stancorp Financial Group			7,056	259,308

Standard Chartered PLC (United Kingdom)			49,940	1,087,319

Starwood Property Trust, Inc.(R)			7,561	139,954

State Street Corp.			24,900	1,003,719

Svenska Handelsbanken AB Class A (Sweden)			28,308	743,432

Swedbank AB Class A (Sweden)			58,527	756,594

Swiss Life Holding AG (Switzerland)(NON)			9,697	886,680

Swiss Re AG (Switzerland)(NON)			5,797	295,233

Symetra Financial Corp.			21,659	196,447

Tokio Marine Holdings, Inc. (Japan)			66,200	1,464,349

Transatlantic Holdings, Inc.			3,414	186,848

Travelers Cos., Inc. (The)			19,000	1,124,230

TrustCo Bank Corp. NY			29,345	164,625

U.S. Bancorp			103,100	2,788,855

Universal Health Realty Income Trust(R)			3,323	129,597

Urstadt Biddle Properties, Inc. Class A(R)			10,581	191,304

Virginia Commerce Bancorp, Inc.(NON)			31,827	246,023

Walker & Dunlop, Inc.(NON)			10,209	128,225

Washington Banking Co.			15,064	179,412

Webster Financial Corp.			9,872	201,290

Wells Fargo & Co.			110,485	3,044,967

Westfield Retail Trust (Australia)(R)			337,919	859,614

Westpac Banking Corp. (Australia)			59,964	1,223,962

Wheelock and Co., Ltd. (Hong Kong)			122,000	301,880

World Acceptance Corp.(NON)			3,934	289,149

Yuanta Financial Holding Co., Ltd. (Taiwan)			631,578	321,659

				132,314,052
Health care (6.1%)

Abbott Laboratories			27,400	1,540,702

ABIOMED, Inc.(NON)			14,297	264,066

Aetna, Inc.			58,727	2,477,692

Affymetrix, Inc.(NON)			34,873	142,631

Air Methods Corp.(NON)			1,845	155,810

Allergan, Inc.			58,400	5,124,016

Amedisys, Inc.(NON)			3,170	34,585

AmerisourceBergen Corp.			72,000	2,677,680

AmSurg Corp.(NON)			8,617	224,387

Astellas Pharma, Inc. (Japan)			19,600	796,384

AstraZeneca PLC (United Kingdom)			42,198	1,954,605

athenahealth, Inc.(NON)			2,856	140,287

AVEO Pharmaceuticals, Inc.(NON)			8,487	145,976

Bayer AG (Germany)			4,897	313,078

BioMarin Pharmaceuticals, Inc.(NON)(S)			4,430	152,303

Biosensors International Group, Ltd. (Singapore)(NON)			330,000	363,629

Biotest AG (Preference) (Germany)			3,583	184,365

Cardinal Health, Inc.			49,900	2,026,439

Centene Corp.(NON)			9,808	388,299

Coloplast A/S Class B (Denmark)			4,126	592,275

Computer Programs & Systems, Inc.			2,103	107,484

Conmed Corp.(NON)			17,376	446,042

Cooper Companies, Inc. (The)			4,859	342,657

Covidien PLC (Ireland)			21,600	972,216

Cubist Pharmaceuticals, Inc.(NON)			15,807	626,273

Depomed, Inc.(NON)			21,978	113,846

Elan Corp. PLC ADR (Ireland)(NON)			40,721	559,507

Eli Lilly & Co.			90,659	3,767,788

Endo Pharmaceuticals Holdings, Inc.(NON)			39,939	1,379,094

Forest Laboratories, Inc.(NON)			116,989	3,540,087

Fresenius SE (Germany)			12,849	1,188,661

Gentiva Health Services, Inc.(NON)			6,213	41,938

Gilead Sciences, Inc.(NON)			125,300	5,128,529

GlaxoSmithKline PLC (United Kingdom)			132,448	3,020,162

Greatbatch, Inc.(NON)			16,402	362,485

Grifols SA ADR (Spain)(NON)			75,085	415,220

Hi-Tech Pharmacal Co., Inc.(NON)			7,953	309,292

Humana, Inc.			26,200	2,295,382

ISTA Pharmaceuticals, Inc.(NON)			30,427	214,510

Jazz Pharmaceuticals, Inc.(NON)			27,856	1,076,077

Johnson & Johnson			83,433	5,471,536

Kensey Nash Corp.(NON)			6,059	116,272

Kindred Healthcare, Inc.(NON)			25,680	302,254

Laboratory Corp. of America Holdings(NON)			26,400	2,269,608

Lincare Holdings, Inc.			7,464	191,899

Magellan Health Services, Inc.(NON)			7,984	394,968

Medco Health Solutions, Inc.(NON)			70,300	3,929,770

Medicines Co. (The)(NON)			9,669	180,230

Medicis Pharmaceutical Corp. Class A			7,222	240,132

MELA Sciences, Inc.(NON)			36,790	135,755

Merck & Co., Inc.			76,718	2,892,269

Metropolitan Health Networks, Inc.(NON)			31,546	235,649

Mitsubishi Tanabe Pharma (Japan)			42,100	665,785

Molina Healthcare, Inc.(NON)			13,964	311,816

Momenta Pharmaceuticals, Inc.(NON)			5,516	95,923

Novartis AG (Switzerland)			45,989	2,627,183

Obagi Medical Products, Inc.(NON)			21,235	215,748

Omnicare, Inc.			19,035	655,756

Onyx Pharmaceuticals, Inc.(NON)			4,891	214,959

OraSure Technologies, Inc.(NON)			89,986	819,772

Orion Oyj Class B (Finland)			22,938	446,318

Par Pharmaceutical Cos., Inc.(NON)			26,200	857,526

Pernix Therapeutics Holdings(NON)			10,176	94,230

Pfizer, Inc.			222,919	4,823,967

Questcor Pharmaceuticals, Inc.(NON)			5,912	245,821

Roche Holding AG (Switzerland)			5,945	1,005,404

RTI Biologics, Inc.(NON)			59,096	262,386

Salix Pharmaceuticals, Ltd.(NON)			5,063	242,265

Sanofi (France)			45,088	3,299,134

Spectrum Pharmaceuticals, Inc.(NON)			19,347	283,047

STAAR Surgical Co.(NON)			20,825	218,454

Suzuken Co., Ltd. (Japan)			19,300	534,656

SXC Health Solutions Corp. (Canada)(NON)			4,102	231,681

Synergetics USA, Inc.(NON)			18,812	138,833

Synthes, Inc. (Switzerland)			5,031	842,141

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			16,864	680,631

Thoratec Corp.(NON)			5,193	174,277

Triple-S Management Corp. Class B (Puerto Rico)(NON)			15,353	307,367

United Therapeutics Corp.(NON)			3,199	151,153

UnitedHealth Group, Inc.			93,051	4,715,825

ViroPharma, Inc.(NON)			31,645	866,757

Waters Corp.(NON)(S)			48,800	3,613,640

WellCare Health Plans, Inc.(NON)			5,532	290,430

Zoll Medical Corp.(NON)			2,932	185,244

				92,084,930
Technology (9.6%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)			9,551	348,707

Accenture PLC Class A			69,500	3,699,485

Actuate Corp.(NON)			88,719	519,893

Acxiom Corp.(NON)			23,171	282,918

Advanced Micro Devices, Inc.(NON)			19,800	106,920

Anixter International, Inc.(NON)			3,694	220,310

Apple, Inc.(NON)			105,953	42,910,965

Applied Materials, Inc.			375,500	4,021,605

Aspen Technology, Inc.(NON)			10,634	184,500

Asustek Computer, Inc. (Taiwan)			28,280	201,249

Baidu, Inc. ADR (China)(NON)			3,300	384,351

CA, Inc.			79,000	1,596,985

CACI International, Inc. Class A(NON)			3,367	188,283

Ceva, Inc.(NON)			7,789	235,695

Cirrus Logic, Inc.(NON)			13,106	207,730

Cisco Systems, Inc.			70,268	1,270,445

Coherent, Inc.(NON)			1,946	101,717

Computershare, Ltd. (Australia)			31,279	255,928

Concur Technologies, Inc.(NON)			3,913	198,741

Cypress Semiconductor Corp.(NON)			24,136	407,657

Dell, Inc.(NON)			218,993	3,203,868

EnerSys(NON)			13,664	354,854

Entegris, Inc.(NON)			42,099	367,314

Entropic Communications, Inc.(NON)(S)			48,871	249,731

Fair Isaac Corp.			16,251	582,436

FEI Co.(NON)			15,130	617,001

First Solar, Inc.(NON)(S)			3,974	134,162

Fujitsu, Ltd. (Japan)			348,000	1,805,692

Gemalto NV (Netherlands)			4,319	209,190

Google, Inc. Class A(NON)			13,172	8,507,795

GT Advanced Technologies, Inc.(NON)			7,428	53,779

Harris Corp.			24,200	872,168

Hewlett-Packard Co.			125,244	3,226,285

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			76,196	633,951

HomeAway, Inc.(NON)(S)			5,727	133,153

Hon Hai Precision Industry Co., Ltd. (Taiwan)			403,020	1,101,376

Honeywell International, Inc.			107,100	5,820,885

HTC Corp. (Taiwan)			13,000	212,810

IBM Corp.			43,020	7,910,518

Infineon Technologies AG (Germany)			96,676	727,652

Infospace, Inc.(NON)			12,089	132,858

InnerWorkings, Inc.(NON)			15,386	143,244

Integrated Silicon Solutions, Inc.(NON)			7,895	72,160

Intel Corp.			93,853	2,275,935

Ixia(NON)			25,814	271,305

KEMET Corp.(NON)			14,530	102,437

Konami Corp. (Japan)			20,600	616,194

Kulicke & Soffa Industries, Inc.(NON)			38,946	360,251

L-3 Communications Holdings, Inc.			47,800	3,187,304

Lenovo Group, Ltd. (China)			1,032,000	685,814

Lexmark International, Inc. Class A			5,627	186,085

LivePerson, Inc.(NON)			14,220	178,461

LTX-Credence Corp.(NON)			2,806	15,012

Manhattan Associates, Inc.(NON)			7,264	294,047

Microsoft Corp.			428,929	11,134,997

MicroStrategy, Inc.(NON)			2,590	280,549

Monotype Imaging Holdings, Inc.(NON)			18,495	288,337

Nanometrics, Inc.(NON)			8,992	165,633

NIC, Inc.(NON)			10,638	141,592

Nokia OYJ (Finland)			9,283	44,858

Nova Measuring Instruments, Ltd. (Israel)(NON)			27,062	199,447

Novellus Systems, Inc.(NON)			51,120	2,110,745

Omnivision Technologies, Inc.(NON)			9,519	116,465

Oracle Corp.			173,038	4,438,425

Pace PLC (United Kingdom)			78,114	86,975

PC-Tel, Inc.			8,988	61,478

Perfect World Co., Ltd. ADR (China)(NON)			38,201	399,964

Photronics, Inc.(NON)			30,130	183,190

Plantronics, Inc.			4,869	173,531

QLogic Corp.(NON)			167,568	2,513,520

Qualcomm, Inc.			26,794	1,465,632

Quest Software, Inc.(NON)			12,700	236,220

RF Micro Devices, Inc.(NON)			55,555	299,997

Samsung Electronics Co., Ltd. (South Korea)			4,211	3,867,912

SanDisk Corp.(NON)			2,100	103,341

SAP AG (Germany)			10,448	552,420

Silicon Graphics International Corp.(NON)(S)			8,875	101,708

Skyworth Digital Holdings, Ltd. (China)			1,812,000	631,325

Spreadtrum Communications, Inc. ADR (China)			3,600	75,168

STEC, Inc.(NON)(S)			19,312	165,890

Synchronoss Technologies, Inc.(NON)			7,175	216,757

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			173,350	433,511

Taleo Corp. Class A(NON)			3,707	143,424

Tech Data Corp.(NON)			38,521	1,903,323

Telefonaktiebolaget LM Ericsson Class B (Sweden)			22,326	226,784

Tencent Holdings, Ltd. (China)			51,200	1,031,070

Teradata Corp.(NON)			23,500	1,139,985

Teradyne, Inc.(NON)			202,943	2,766,113

TIBCO Software, Inc.(NON)			16,165	386,505

Tripod Technology Corp. (Taiwan)			148,180	357,225

TTM Technologies, Inc.(NON)			35,086	384,543

Ultimate Software Group, Inc.(NON)			3,061	199,332

Ultratech, Inc.(NON)			4,400	108,108

Unimicron Technology Corp. (Taiwan)			559,000	656,833

Unisys Corp.(NON)			4,112	81,048

Verint Systems, Inc.(NON)			9,650	265,761

Websense, Inc.(NON)			10,360	194,043

Western Digital Corp.(NON)			48,200	1,491,790

Wistron NeWeb Corp. (Taiwan)			192,147	313,390

				144,728,675
Transportation (0.7%)

AirAsia Bhd (Malaysia)			281,900	334,542

Alaska Air Group, Inc.(NON)			7,732	580,596

Cebu Air, Inc. (Philippines)			240,760	357,348

Central Japan Railway Co. (Japan)			254	2,143,747

ComfortDelgro Corp., Ltd. (Singapore)			459,000	500,057

Deutsche Post AG (Germany)			14,235	218,858

Genesee & Wyoming, Inc. Class A(NON)			10,295	623,671

Hitachi Transport System, Ltd. (Japan)			7,000	120,134

International Consolidated Airlines Group SA (United Kingdom)(NON)			147,664	331,083

Samsung Heavy Industries Co., Ltd. (South Korea)			15,470	376,470

Southwest Airlines Co.			113,600	972,416

Swift Transportation Co.(NON)			45,512	375,019

United Continental Holdings, Inc.(NON)			122,700	2,315,349

US Airways Group, Inc.(NON)(S)			29,128	147,679

Wabtec Corp.			3,866	270,427

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,675,000	1,171,980

				10,839,376
Utilities and power (1.7%)

AES Corp. (The)(NON)			183,924	2,177,660

Alliant Energy Corp.			27,408	1,208,967

Ameren Corp.			26,200	868,006

American Electric Power Co., Inc.			30,388	1,255,328

Centrica PLC (United Kingdom)			116,035	520,777

China Resources Power Holdings Co., Ltd. (China)			92,000	177,326

China WindPower Group, Ltd. (China)(NON)			10,800,000	404,152

Chubu Electric Power, Inc. (Japan)			15,100	281,940

CMS Energy Corp.			52,000	1,148,160

Electric Power Development Co. (Japan)			9,400	249,839

Enel SpA (Italy)			198,135	802,921

Energias de Portugal (EDP) SA (Portugal)			484,396	1,498,762

Entergy Corp.			23,500	1,716,675

Exelon Corp.			100,500	4,358,685

Fortum OYJ (Finland)			9,183	195,376

GDF Suez (France)			6,085	165,495

International Power PLC (United Kingdom)			22,083	115,529

NRG Energy, Inc.(NON)			56,100	1,016,532

Origin Energy, Ltd. (Australia)			18,050	245,299

Public Power Corp. SA (Greece)			19,553	95,120

Red Electrica Corp. SA (Spain)			44,597	1,902,888

RWE AG (Germany)			10,500	367,840

TECO Energy, Inc.			164,600	3,150,444

Toho Gas Co., Ltd. (Japan)			83,000	528,386

Tokyo Gas Co., Ltd. (Japan)			97,000	445,747

Westar Energy, Inc.			37,914	1,091,165

				25,989,019

Total common stocks (cost $793,882,751)				$837,328,806

CORPORATE BONDS AND NOTES (11.6%)(a)
			Principal amount	Value

Basic materials (0.9%)

AbitibiBowater, Inc. 144A company guaranty sr. notes 10 1/4s, 2018 (Canada)			$55,000	$60,638

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			90,000	91,480

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			65,000	83,010

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	42,516

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			285,000	315,262

Ardagh Glass Finance PLC sr. sec. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	65,000	87,152

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$300,000	261,750

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			360,000	344,700

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 6 1/2s, 2019 (Canada)			210,000	259,467

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			125,000	132,813

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			300,000	309,750

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.546s, 2013 (Netherlands)			105,000	97,650

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			275,000	296,313

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			65,000	68,549

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			135,000	176,624

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			75,000	70,688

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	287,558

Exopack Holding Corp. 144A sr. notes 10s, 2018			185,000	185,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			355,000	356,775

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)			85,000	82,450

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			210,000	212,100

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			205,000	207,050

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	325,719

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			2,059,000	2,179,966

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			125,000	103,125

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			215,000	201,563

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			140,000	148,400

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	280,900

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			155,000	157,325

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	85,000	81,921

International Paper Co. sr. unsec. notes 7.95s, 2018			$200,000	243,446

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	185,496

Lyondell Chemical Co. company guaranty notes 11s, 2018			431,511	471,426

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			95,000	103,788

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			330,000	342,375

Momentive Performance Materials, Inc. notes 9s, 2021			430,000	326,800

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			125,000	92,344

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			180,000	179,100

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			55,000	54,725

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			450,000	482,625

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			270,000	267,975

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			285,000	—

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	80,000	109,626

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$265,000	282,225

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			165,000	157,575

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			133,000	181,515

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	10,221

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			275,000	355,757

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			195,000	195,000

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	51,975

Solo Cup Co. company guaranty notes 10 1/2s, 2013			60,000	60,900

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			260,000	284,050

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			315,000	341,775

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			20,000	20,825

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			271,000	282,518

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			215,000	247,250

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)			130,000	115,700

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			250,000	250,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			330,000	333,300

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			170,000	103,700

				13,642,226
Capital goods (0.6%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017			280,000	296,100

Allison Transmission 144A company guaranty 11s, 2015			239,000	252,145

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			415,000	440,938

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			105,000	102,900

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			135,000	133,650

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			15,000	14,850

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			240,000	260,400

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	315,000	400,579

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$75,000	81,938

Berry Plastics Corp. company guaranty notes FRN 4.421s, 2014			170,000	159,800

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			165,000	165,825

Berry Plastics Corp. notes 9 3/4s, 2021			195,000	194,513

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			100,000	96,500

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	119,502

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			240,000	246,000

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021			110,000	114,950

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	65,000	84,940

Exide Technologies sr. notes 8 5/8s, 2018			$400,000	308,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			260,000	265,850

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			115,000	119,013

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			500,000	512,500

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			805,000	1,000,505

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			75,000	67,125

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			410,000	394,625

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			170,000	175,950

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	68,371

Reynolds Group DL Escrew, Inc./Reynolds Group Escrew, LLC 144A company guaranty sr. notes 8 3/4s, 2016			150,000	157,875

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			195,000	198,413

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			105,000	99,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	104,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	97,000

Ryerson Holding Corp. sr. disc. notes zero %, 2015			105,000	48,038

Ryerson, Inc. company guaranty sr. notes 12s, 2015			516,000	521,160

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			195,000	222,977

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			130,000	135,200

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	116,600

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			210,000	215,250

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			125,000	138,125

Terex Corp. sr. unsec. sub. notes 8s, 2017			435,000	426,300

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			395,000	408,825

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			221,000	238,128

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			330,000	354,750

				9,560,360
Communication services (1.5%)

Adelphia Communications Corp. escrow bonds zero %, 2012			200,000	600

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	166,454

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	197,370

American Tower REIT, Inc. sr. unsec. notes 7s, 2017(R)			210,000	237,148

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			50,000	63,602

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			170,000	196,780

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			310,000	416,976

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			185,000	191,475

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			675,000	747,563

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	85,800

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			125,615	145,085

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			200,000	213,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	187,775

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	158,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			185,000	192,400

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			290,000	299,423

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			495,000	524,700

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			130,000	130,488

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			295,000	273,981

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			545,000	521,838

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			338,000	430,040

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	249,375

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			535,000	535,000

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	108,000

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			145,000	152,613

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			195,000	272,007

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			170,000	170,850

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			225,000	226,125

Hughes Satellite Systems Corp. 144A sr. notes 6 1/2s, 2019			290,000	302,325

Hughes Satellite Systems Corp. 144A sr. unsec. notes 7 5/8s, 2021			320,000	336,000

Equinix, Inc. sr. unsec. notes 7s, 2021			165,000	174,900

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)			112,000	159,703

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	133,066

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			430,000	440,213

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			190,000	194,275

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	135,850

Intelsat Jackson Holding Co. company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			260,000	273,650

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			315,000	318,544

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			524,843	506,474

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,280,000	1,238,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			200,000	193,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	157,500

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	115,479

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	193,094

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			526,000	537,835

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			45,000	44,325

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			205,000	217,556

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			420,000	426,300

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			75,000	68,625

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			545,000	525,925

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			440,000	499,400

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			305,000	301,950

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			260,000	280,800

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	253,000

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			180,000	180,680

Qwest Corp. notes 6 3/4s, 2021			777,000	845,814

Qwest Corp. sr. notes FRN 3.796s, 2013			1,475,000	1,479,149

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	93,039

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	289,125

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			20,000	21,750

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			435,000	468,713

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,095,000	781,556

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			565,000	506,381

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			180,000	149,400

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			250,000	262,188

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014			50,000	56,046

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			340,000	383,857

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	124,080

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			270,000	364,632

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			295,000	331,138

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			360,000	327,600

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			500,000	447,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	91,056

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	416,763

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			160,000	164,000

				22,907,624
Consumer cyclicals (2.1%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	34,300

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			245,000	203,350

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	266,175

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			215,000	187,588

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			420,000	399,000

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			115,000	113,563

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			316,000	321,530

American Media, Inc. 144A notes 13 1/2s, 2018			11,246	9,109

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			105,000	108,150

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	94,500

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			140,000	104,650

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			150,000	102,750

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			95,000	64,838

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			390,000	250,088

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			70,000	62,300

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	258,000

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	102,125

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			110,000	115,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	99,750

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			205,000	200,388

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,265,000	1,342,481

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030			100,000	127,220

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	224,208

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	48,938

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			175,000	125,563

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			225,000	196,313

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			240,000	202,200

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			185,000	192,349

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			375,000	340,313

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			150,000	163,125

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			55,000	56,238

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			369,454	380,999

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			275,000	231,688

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			90,000	60,300

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			120,000	90,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			720,000	777,600

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			215,000	219,300

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			290,000	257,375

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			120,000	127,350

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021			180,000	192,639

DISH DBS Corp. company guaranty 6 5/8s, 2014			45,000	48,038

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			445,000	502,850

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			10,000	11,000

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			235,000	253,213

Entercom Radio, LLC 144A company guaranty sr. sub. notes 10 1/2s, 2019			245,000	245,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			1,190,000	1,326,850

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			352,000	385,440

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			370,000	355,200

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			355,000	418,013

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			100,000	107,500

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			475,000	476,232

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			480,000	498,000

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			300,000	283,500

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			190,000	192,850

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	196,345

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			110,000	113,025

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			520,000	569,400

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			308,000	287,980

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	187,575

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			690,000	731,400

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	63,014

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$240,000	254,400

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			35,000	39,413

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			90,000	95,400

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			787,000	773,228

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			260,000	270,400

Liberty Interactive, LLC debs. 8 1/4s, 2030			195,000	187,444

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			230,000	243,800

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			420,000	371,700

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			245,000	273,470

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			285,000	12,825

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			365,000	357,700

MGM Resorts International company guaranty sr. notes 9s, 2020			60,000	66,450

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	87,875

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			125,000	118,750

MGM Resorts International sr. notes 10 3/8s, 2014			30,000	34,275

MGM Resorts International sr. notes 6 3/4s, 2012			315,000	318,938

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			180,000	190,782

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			660,000	561,000

Navistar International Corp. sr. notes 8 1/4s, 2021			342,000	362,520

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			205,000	195,263

News America Holdings, Inc. debs. 7 3/4s, 2045			210,000	257,118

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			215,000	232,200

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			100,000	84,500

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			215,000	203,713

Owens Corning company guaranty sr. unsec. notes 9s, 2019			670,000	798,975

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			140,000	152,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			400,000	410,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	155,150

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	204,250

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			45,000	47,588

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			380,000	376,200

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			235,000	232,650

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			195,000	156,975

QVC Inc. 144A sr. notes 7 3/8s, 2020			160,000	170,800

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			380,000	296,400

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	69,600

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			355,000	380,738

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			295,000	310,488

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			310,000	316,200

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			330,000	252,450

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			210,000	213,150

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			50,000	49,500

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			315,000	344,138

Sears Holdings Corp. company guaranty 6 5/8s, 2018			200,000	152,000

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			30,000	28,650

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			105,000	107,625

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			180,000	194,072

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	31,204

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			65,000	65,650

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			535,000	585,156

Travelport, LLC company guaranty 11 7/8s, 2016			50,000	14,500

Travelport, LLC company guaranty 9 7/8s, 2014			135,000	80,325

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			190,000	104,975

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	165,000	217,184

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$100,000	107,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			330,000	352,275

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			240,000	218,400

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	746,003

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	31,835

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	81,188

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			155,000	172,050

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			450,000	510,750

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			300,000	315,000

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			445,000	449,450

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			185,000	161,875

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			484,000	498,520

				31,462,631
Consumer staples (1.1%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			190,000	211,375

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			150,000	201,812

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			20,000	26,855

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	369,433

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	82,400

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			70,000	72,450

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			120,000	120,900

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	15,824

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			122,000	125,316

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			180,000	195,975

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			60,000	58,800

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			147,918	140,892

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	136,800

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			256,907	202,957

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	384,563

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			550,000	598,125

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019			80,000	97,326

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013			435,171	449,059

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	234,821

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	299,425

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			65,000	69,225

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	286,375

Delhaize Group company guaranty sr. unsec. bond 5 7/8s, 2014 (Belgium)			135,000	146,018

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			280,000	328,561

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	306,019

Dole Food Co. sr. notes 13 7/8s, 2014			107,000	123,585

Dole Food Co. 144A sr. notes 8s, 2016			170,000	177,225

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	249,600

General Mills, Inc. sr. unsec. notes 5.65s, 2019			75,000	89,095

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			216,000	230,573

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			23,000	23,115

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			100,000	104,500

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	332,156

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$310,000	351,463

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			760,000	710,600

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			20,000	23,791

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	231,257

Kroger Co. company guaranty 6.4s, 2017			74,000	88,010

Landry's Acquisition Co. 144A company guaranty notes 11 5/8s, 2015			65,000	68,413

Landry's, Inc. company guaranty sr. notes 11 5/8s, 2015			45,000	47,363

Landry's, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			105,000	110,513

Libbey Glass, Inc. sr. notes 10s, 2015			113,000	120,910

McDonald's Corp. sr. unsec. bond 6.3s, 2037			56,000	77,729

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	225,593

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			125,000	131,563

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	249,762

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			460,000	472,075

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	322,875

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			290,000	272,238

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			520,000	553,150

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			245,000	244,694

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			709,000	646,963

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	88,400

Roadhouse Financing, Inc. notes 10 3/4s, 2017			170,000	165,325

RSC Equipment Rental, Inc. 144A sr. sec. notes 10s, 2017			145,000	168,925

Service Corporation International sr. notes 7s, 2019			115,000	121,038

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			625,000	676,563

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			490,000	569,625

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			155,000	169,531

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			160,512	174,557

Spectrum Brands, Inc. 144A company guaranty notes 9 1/2s, 2018			105,000	114,844

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	201,000

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			885,000	1,022,175

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			60,000	58,650

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			175,000	183,313

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			510,000	561,000

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			115,000	116,150

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	153,838

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			110,000	122,530

				16,107,581
Energy (1.4%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			185,000	178,988

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			195,000	189,150

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			900,000	1,088,893

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			130,000	147,199

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			35,000	40,570

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021			255,000	275,261

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			240,000	245,400

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			250,000	255,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			107,000	107,535

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			120,000	78,900

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	450,810

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			390,000	393,900

Carrizo Oil & Gas, Inc. 144A company guaranty sr. unsec notes 8 5/8s, 2018			65,000	65,325

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	216,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			450,000	465,750

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			10,000	10,125

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			95,000	101,175

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			100,000	100,000

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			255,000	265,200

Complete Production Services, Inc. company guaranty 8s, 2016			380,000	395,200

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	286,688

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			530,000	585,650

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	339,450

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	40,400

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			325,000	355,063

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	378,833

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			145,000	150,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			585,000	552,825

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	151,525

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	127,600

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			185,000	172,975

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			265,000	277,588

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			230,000	233,450

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			158,000	177,929

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,119,610

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			420,000	420,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			645,000	670,800

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			200,000	194,500

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			85,000	85,531

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			231,000	232,155

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			100,000	75,500

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	75,203

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			245,000	245,000

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			265,000	274,606

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			355,000	376,300

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			205,000	209,613

Milagro Oil & Gas company guaranty notes 10 1/2s, 2016			275,000	192,500

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			5,000	5,125

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			115,000	123,050

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			375,000	379,219

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	271,731

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			285,000	308,156

Peabody Energy Corp. company guaranty 7 3/8s, 2016			405,000	445,500

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,250

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			530,000	540,600

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,920,000	1,502,150

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			345,000	374,325

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			385,000	403,288

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			370,000	419,950

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			115,000	127,650

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	340,200

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			995,000	999,975

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			60,000	59,550

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			115,000	116,150

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	289,221

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			125,000	130,000

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021			105,000	108,150

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	130,213

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	56,650

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			75,000	75,000

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			100,000	135,269

Whiting Petroleum Corp. company guaranty 7s, 2014			370,000	394,050

Williams Cos., Inc. (The) notes 7 3/4s, 2031			16,000	19,903

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			43,000	52,921

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			150,000	153,563

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			320,000	321,600

				21,381,884
Financials (1.9%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 2.002s, 2014 (United Kingdom)			135,000	122,902

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			205,000	188,088

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	244,610

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	202,566

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	168,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			145,000	148,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	141,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014			236,000	205,041

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	152,288

American Express Co. sr. unsec. notes 8 1/8s, 2019			420,000	543,006

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			275,000	244,750

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	425,448

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			1,005,000	1,012,105

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)			185,000	187,999

Bank of New York Mellon Corp. (The) sr. unsec. notes 4.3s, 2014			270,000	289,696

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			30,000	31,147

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,255

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			130,000	84,175

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			588,000	615,718

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			480,000	434,044

Bear Stearns Cos., Inc. (The) notes 5.7s, 2014			20,000	21,751

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012			13,188	13,174

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	188,875

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			235,000	230,300

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			270,000	280,125

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	87,125

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			280,000	322,700

CIT Group, Inc. 144A bonds 7s, 2017			1,345,000	1,343,319

CIT Group, Inc. 144A bonds 7s, 2016			585,000	584,269

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	315,675

Citigroup, Inc. sr. notes 6 1/2s, 2013			810,000	843,180

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			222,000	205,889

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036			260,000	224,903

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			140,000	147,700

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			250,000	247,500

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			44,000	35,750

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 1.147s, 2017 (United Kingdom)			282,000	187,220

Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013 (United Kingdom)			5,000	4,980

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)			375,000	381,478

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			180,000	174,600

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			185,000	209,050

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.653s, 2016			260,000	237,935

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			440,000	515,214

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	372,209

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			321,000	300,250

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			408,000	422,034

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			185,000	183,613

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			40,000	40,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			575,000	598,000

International Lease Finance Corp. sr. unsec. Ser. MTN, 5 5/8s, 2013			625,000	613,281

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			25,000	23,063

JPMorgan Chase & Co. sr. notes 6s, 2018			724,000	807,752

Lehman Brothers E-Capital Trust I FRN zero %, 2065 (In default)(NON)			1,375,000	138

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			295,000	296,844

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			700,000	623,000

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			906,000	893,261

MetLife, Inc. sr. unsec. 6 3/4s, 2016			155,000	178,566

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,175,000	1,208,921

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			115,000	113,994

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			240,000	256,200

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			290,000	287,825

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			280,000	281,400

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			250,000	252,500

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			160,000	149,200

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	107,800

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			140,000	159,600

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			295,000	206,500

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			210,000	195,764

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			120,000	124,350

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	60,499

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			100,000	110,831

SLM Corp. sr. notes Ser. MTN, 8s, 2020			225,000	227,250

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			140,000	144,200

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			755,000	724,800

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014			45,000	41,063

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			395,000	402,567

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			10,000	10,371

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			2,000,000	1,940,000

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			195,000	201,809

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,020,460

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	107,334

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	45,219

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	234,803

				27,722,746
Health care (0.6%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			129,000	151,331

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	337,978

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	363,887

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	210,700

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			145,000	156,600

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	299,425

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	329,904

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			$235,000	241,712

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	130,497

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	486,413

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			70,000	71,925

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			210,000	214,988

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			570,000	608,475

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	219,450

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019			155,000	165,075

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			270,000	283,500

HCA, Inc. sr. notes 6 1/2s, 2020			865,000	895,275

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			245,000	250,513

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			50,000	51,000

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			320,000	331,200

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			465,000	405,713

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			255,000	267,750

Johnson & Johnson sr. unsec. notes 4.85s, 2041			335,000	401,997

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			365,000	357,700

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	218,400

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	55,948

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	76,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			87,885	87,665

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	208,500

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			67,000	76,548

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			155,000	173,988

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			300,000	305,250

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Netherland Antilles)			135,000	140,395

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			120,000	119,700

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	348,196

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			30,000	31,527

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			45,000	44,438

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	104,738

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			45,000	44,944

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			10,000	6,250

WellPoint, Inc. notes 7s, 2019			95,000	115,271

				9,391,566
Technology (0.7%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			15,000	15,563

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			315,000	323,663

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			195,000	139,913

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			140,000	126,000

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			475,000	427,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			145,000	140,650

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			440,000	341,000

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			190,000	148,200

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	428,725

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			108,000	105,840

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			215,000	252,480

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			295,000	281,725

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			140,000	151,200

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	102,838

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021			375,000	326,250

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			1,438,166	1,371,651

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			315,000	281,925

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			130,000	122,200

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			161,000	167,843

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			88,000	95,920

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			285,000	304,594

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			95,000	102,434

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	150,048

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	189,351

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	135,468

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	111,038

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	489,975

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			167,000	143,620

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			1,925,000	2,012,208

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	76,013

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	287,225

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s, 2015 (Netherlands)			140,000	147,000

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			355,000	386,950

NXP BV/NXP Funding, LLC 144A sr. sec. notes 10s, 2013 (Netherlands)			34,000	36,805

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			155,000	157,954

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			195,000	207,431

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			215,000	220,913

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	290,125

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			154,000	188,596

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	65,408

				11,054,242
Transportation (0.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	329,800

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			290,000	298,700

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	113,562

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	120,517

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			197,380	212,184

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			283,000	309,178

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			315,000	331,538

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			300,000	127,500

				1,842,979
Utilities and power (0.7%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			180,000	187,912

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			725,000	797,500

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			165,000	177,788

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041			100,000	112,243

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			20,000	26,453

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			235,000	253,800

Calpine Corp. 144A sr. notes 7 1/4s, 2017			570,000	598,500

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			30,000	33,037

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			160,000	172,800

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			345,000	367,425

Dominion Resources, Inc. unsub. notes 5.7s, 2012			343,000	354,500

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	267,221

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			505,000	330,775

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			70,000	51,100

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			30,000	29,100

Edison Mission Energy sr. unsec. notes 7.2s, 2019			395,000	246,875

Edison Mission Energy sr. unsec. notes 7s, 2017			10,000	6,500

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032			225,000	259,875

El Paso Corp. sr. unsec. notes 7s, 2017			670,000	734,087

Electricite de France 144A notes 6 1/2s, 2019 (France)			165,000	186,653

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			100,000	105,000

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			256,000	259,840

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			154,000	162,470

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	327,750

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012			170,000	173,684

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021			65,000	63,674

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042			90,000	98,054

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016			100,000	103,545

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			425,000	431,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	65,813

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			105,000	113,400

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			195,000	229,286

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	8,360

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			235,000	292,525

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			115,000	143,841

NRG Energy, Inc. company guaranty 7 3/8s, 2017			100,000	103,250

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	716,625

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			160,000	165,785

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			112,000	138,638

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			144,000	160,614

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	95,099

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	237,600

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	11,215

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	101,750

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			479,211	171,318

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			200,000	169,750

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			295,000	311,823

Union Electric Co. sr. sec. notes 6.4s, 2017			140,000	167,343

				10,323,571

Total corporate bonds and notes (cost $173,173,933)				$175,397,410

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, January 1, 2042			$4,000,000	$4,359,062
4s, February 20, 2041			957,893	1,026,330

				5,385,392
U.S. Government Agency Mortgage Obligations (6.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, December 1, 2040			808,493	830,947

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			586,516	629,417
5 1/2s, TBA, January 1, 2042			21,000,000	22,867,030
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			491,657	522,769
4s, TBA, January 1, 2042			17,000,000	17,855,313
4s, TBA, January 1, 2027			18,000,000	18,985,781
3 1/2s, TBA, January 1, 2042			34,000,000	34,972,189

				96,663,446

Total U.S. government and agency mortgage obligations (cost $101,137,228)				$102,048,838

MORTGAGE-BACKED SECURITIES (2.7%)(a)
			Principal amount	Value

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.484s, 2046			$1,177,335	$506,254

American Home Mortgage Investment Trust FRB Ser. 06-2, Class 1A2, 0.454s, 2046			2,255,155	766,753

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			616,253	629,226
Ser. 07-1, Class XW, IO, 0.283s, 2049			1,694,178	19,856

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.866s, 2042			2,081,671	39,602
Ser. 04-5, Class XC, IO, 0.721s, 2041			2,561,840	45,398
Ser. 02-PB2, Class XC, IO, 0.57s, 2035			1,788,224	5,722
Ser. 07-5, Class XW, IO, 0.421s, 2051			6,495,219	107,619
Ser. 05-1, Class XW, IO, 0.075s, 2042			13,281,359	6,548

Banc of America Funding Corp. FRB Ser. 07-B, Class A1, 0.495s, 2047			1,256,956	641,047

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PR3I, Class X1, IO, 0.256s, 2041			327,108	5,621

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.166s, 2038			5,919,872	94,718

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			340,000	314,075

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.156s, 2049			42,203,330	544,423

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.366s, 2049			3,201,344	44,179
Ser. 07-CD4, Class XC, IO, 0.169s, 2049			10,707,451	94,226

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C2, Class F, 5.44s, 2030			812,645	845,093

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.202s, 2043			17,042,402	152,768
Ser. 06-C8, Class XS, IO, 0.171s, 2046			50,487,852	663,051
Ser. 05-C6, Class XC, IO, 0.064s, 2044			8,623,589	47,845

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036			1,896,160	1,076,071
FRB Ser. 06-OA10, Class 3A1, 0.484s, 2046			5,964,160	2,577,114

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.795s, 2039			848,329	852,026
Ser. 06-C5, Class AX, IO, 0.156s, 2039			6,019,543	84,575

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.105s, 2049			16,663,420	100,530
Ser. 07-C1, Class AX, IO, 0.105s, 2040			6,943,906	41,802

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			452,000	417,736

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			383,000	402,150
FRB Ser. 03-CK2, Class G, 5.744s, 2036			464,000	453,913
Ser. 03-C3, Class AX, IO, 1.733s, 2038			4,598,624	72,902
Ser. 02-CP3, Class AX, IO, 1.381s, 2035			4,602,192	18,542
Ser. 04-C4, Class AX, IO, 1.02s, 2039			456,931	9,945

Fannie Mae Grantor Trust
Ser. 02-W8, Class 1, IO, 0.337s, 2042			800,243	8,503
Ser. 03-34, Class P1, PO, zero %, 2043			26,145	20,916

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.487s, 2032			154,351	245,066
IFB Ser. 3072, Class SM, 22.776s, 2035			217,162	327,598
IFB Ser. 3072, Class SB, 22.63s, 2035			194,278	291,824
IFB Ser. 3249, Class PS, 21.357s, 2036			178,316	258,220
IFB Ser. 3065, Class DC, 19.025s, 2035			117,156	176,008
IFB Ser. 2990, Class LB, 16.234s, 2034			203,492	274,574
IFB Ser. 3031, Class BS, 16.029s, 2035			116,009	167,898
IFB Ser. 3727, Class PS, IO, 6.422s, 2038			2,570,720	309,499
IFB Ser. 3287, Class SE, IO, 6.422s, 2037			350,099	44,967
IFB Ser. 3708, Class SQ, IO, 6.272s, 2040			1,676,936	221,221
IFB Ser. 3934, Class SA, IO, 6.122s, 2041			4,516,945	779,579
Ser. 3747, Class HI, IO, 4 1/2s, 2037			255,263	30,473
Ser. 3707, Class HI, IO, 4s, 2023			432,456	17,450
Ser. T-56, Class A, IO, 0.524s, 2043			144,144	2,613
Ser. T-56, Class 3, IO, 0.472s, 2043			116,094	54
Ser. T-56, Class 1, IO, 0.294s, 2043			154,694	97
Ser. T-56, Class 2, IO, 0.123s, 2043			139,139	130
Ser. 3327, Class IF, IO, zero %, 2037			6,653	1
Ser. 1208, Class F, PO, zero %, 2022			3,406	3,111
FRB Ser. 3326, Class WF, zero %, 2035			19,514	17,933

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.011s, 2037			72,362	147,724
IFB Ser. 06-62, Class PS, 38.138s, 2036			104,135	178,886
IFB Ser. 06-8, Class HP, 23.49s, 2036			100,015	159,298
IFB Ser. 07-53, Class SP, 23.123s, 2037			189,263	288,308
IFB Ser. 05-75, Class GS, 19.369s, 2035			209,460	295,405
IFB Ser. 404, Class S13, IO, 6.106s, 2040			1,841,660	261,064
Ser. 03-W10, Class 1, IO, 1.444s, 2043			219,878	9,895
Ser. 01-50, Class B1, IO, 0.405s, 2041			1,557,353	15,574
Ser. 01-79, Class BI, IO, 0.309s, 2045			567,148	4,963
Ser. 04-61, Class CO, PO, zero %, 2031			19,631	19,460
FRB Ser. 06-104, Class EK, zero %, 2036			3,423	3,320

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			226,180	5,655

First Horizon Alternative Mortgage Securities FRB Ser. 06-AA5, Class A1, 2.257s, 2036			3,570,043	1,517,268

First Union-Lehman Brothers Commercial Mortgage Trust II Ser. 97-C2, Class G, 7 1/2s, 2029			71,000	75,260

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.141s, 2043			7,476,048	56,818
Ser. 07-C1, Class XC, IO, 0.091s, 2049			38,149,869	192,085
Ser. 05-C3, Class XC, IO, 0.081s, 2045			102,506,121	478,885

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041			415,000	394,526
Ser. 97-C1, Class X, IO, 1.242s, 2029			275,181	8,373
Ser. 05-C1, Class X1, IO, 0.239s, 2043			2,557,140	34,721

Government National Mortgage Association
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038			102,955	16,923
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040			93,904	15,321
IFB Ser. 10-31, Class HS, IO, 6.315s, 2039			138,152	21,941
IFB Ser. 10-53, Class SA, IO, 6.215s, 2039			356,720	56,604
IFB Ser. 10-120, Class SB, IO, 5.915s, 2035			215,314	23,099
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040			82,224	13,636
IFB Ser. 11-35, Class AS, IO, 5.815s, 2037			2,556,217	275,696
Ser. 11-140, Class CI, IO, 5s, 2040			6,549,386	893,598
Ser. 10-68, Class MI, IO, 5s, 2039			215,723	32,932
Ser. 10-150, Class WI, IO, 5s, 2038			2,253,368	287,011
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			93,679	15,516
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,251,580	356,785
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,809,773	238,372
Ser. 10-107, Class PI, IO, 4 1/2s, 2036			168,109	17,438
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			3,578,355	370,073
Ser. 99-31, Class MP, PO, zero %, 2029			5,603	5,192
FRB Ser. 07-35, Class UF, zero %, 2037			2,463	2,422

Greenpoint Mortgage Funding Trust FRB Ser. 06-AR1, Class GA1B, 0.464s, 2036			5,382,743	2,704,828

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042			339,000	334,311

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3, Class XC, IO, 0.417s, 2042			6,913,588	111,841

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			130,652	131,203

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.073s, 2038			2,850,408	5,179

Harborview Mortgage Loan Trust
FRB Ser. 05-16, Class 3A1A, 0.535s, 2036			932,575	500,140
FRB Ser. 06-8, Class 2A1A, 0.477s, 2036			1,078,940	633,877

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.474s, 2037			2,409,989	1,123,657

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, 0.494s, 2037			2,356,801	948,613

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.657s, 2041(F)			447,000	414,155
Ser. 06-LDP8, Class X, IO, 0.555s, 2045			2,740,180	55,743
Ser. 06-CB17, Class X, IO, 0.504s, 2043			12,948,912	270,619
Ser. 07-LDPX, Class X, IO, 0.327s, 2049			4,498,702	52,230

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032			3,206	3,209
Ser. 05-LDP2, Class X1, IO, 0.287s, 2042			16,152,161	210,172
Ser. 05-CB12, Class X1, IO, 0.109s, 2037			3,131,758	25,292

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.507s, 2040			1,069,923	968,280

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039(F)			689,000	700,788
Ser. 06-C7, Class A2, 5.3s, 2038			109,551	109,732
Ser. 07-C2, Class XW, IO, 0.53s, 2040			1,289,714	25,767

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.664s, 2038			1,580,967	39,749
Ser. 06-C7, Class XCL, IO, 0.287s, 2038			2,977,709	52,583
Ser. 05-C2, Class XCL, IO, 0.263s, 2040			10,108,494	77,977
Ser. 05-C3, Class XCL, IO, 0.259s, 2040			3,743,856	64,372
Ser. 06-C6, Class XCL, IO, 0.207s, 2039			36,384,986	644,269
Ser. 05-C5, Class XCL, IO, 0.188s, 2040			10,708,519	155,113
Ser. 07-C2, Class XCL, IO, 0.178s, 2040			8,999,634	112,594
Ser. 05-C7, Class XCL, IO, 0.114s, 2040			10,485,777	57,651

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.392s, 2028			103,468	2,328

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.834s, 2050			57,000	59,402
FRB Ser. 07-C1, Class A2, 5.73s, 2050			301,934	304,328
Ser. 05-MCP1, Class XC, IO, 0.178s, 2043			3,446,938	36,069

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.885s, 2039			3,082,700	62,711

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-1, Class A2, 5.439s, 2039			16,802	16,813

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.68s, 2045			811,328	40,566
Ser. 05-C3, Class X, IO, 5.65s, 2044			348,931	20,936

Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032			7,887	8,159
FRB Ser. 06-T23, Class A2, 5.745s, 2041			576,544	581,837
Ser. 07-IQ14, Class A2, 5.61s, 2049			448,164	464,238
FRB Ser. 07-HQ12, Class A2, 5.6s, 2049			642,205	652,827
FRB Ser. 07-HQ12, Class A2FL, 0.528s, 2049			634,969	596,871

Morgan Stanley Capital I 144A
Ser. 03-IQ6, Class C, 5.093s, 2041(F)			394,000	395,463
Ser. 05-HQ5, Class X1, IO, 0.092s, 2042			8,604,643	41,646

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			359,000	346,202

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			1,333,143	1,333,410

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.726s, 2012			267	—

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.993s, 2045			1,297,622	181,667
Ser. 07-4, Class 1A4, IO, 1s, 2045			1,297,622	52,716

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)			1,010,000	901,671

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.395s, 2048			38,984,327	593,341
Ser. 07-C34, IO, 0.378s, 2046			4,681,503	72,563

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.155s, 2042			10,518,838	95,827
Ser. 06-C26, Class XC, IO, 0.048s, 2045			15,094,243	43,773
Ser. 06-C23, Class XC, IO, 0.047s, 2045			4,239,941	19,249

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.444s, 2036			973,978	357,937

WAMU Commercial Mortgage Securities Trust 144A
Ser. 07-SL2, Class A1, 5.311s, 2049			1,289,778	1,170,473
Ser. 05-C1A, Class C, 4.9s, 2036			70,000	70,220

Total mortgage-backed securities (cost $40,579,143)				$40,726,299

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

Financial Select Sector SPDR Fund			257,300	$3,344,900

Gladstone Investment Corp.			21,895	159,177

iShares Russell 2000 Growth Index Fund			8,515	717,218

iShares Russell 2000 Value Index Fund			3,244	212,936

Market Vectors Gold Miners ETF			4,500	231,435

SPDR S&P 500 ETF Trust			86,672	10,877,336

Total investment Companies (cost $16,050,219)				$15,543,002

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		$15,352,800	$2,038,836

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		1,200,900	417,492

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		1,200,900	64,986

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		1,200,900	434,547

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		1,200,900	61,217

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,127,866	107,734

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,127,866	67,277

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		15,352,800	543,059

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		170,000	6,365

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		170,000	5,732

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		987,000	107,346

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		987,000	72,580

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		170,000	6,086

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		170,000	5,445

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		170,000	5,775

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		170,000	5,154

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		1,340,000	39,610

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		170,000	5,494

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		170,000	4,877

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		987,000	95,759

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		987,000	61,696

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		1,340,000	36,877

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		4,820,000	84,591

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		170,000	5,132

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		170,000	4,546

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		6,040,800	419,715

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		6,040,800	61,834

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		1,340,000	34,130

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,200,062	799,207

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,200,062	23,760

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		6,000,051	743,466

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		6,000,051	661,326

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		6,000,051	19,740

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		6,000,051	14,460

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,400,021	295,395

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,400,021	5,640

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,000,051	753,906

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		614,000	16,541

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,000,051	13,140

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		5,633,245	709,507

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		5,633,245	11,999

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		5,997,414	729,465

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		5,997,414	13,674

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	4,357

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	4,357

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	4,357

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	4,357

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	4,357

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		170,000	4,806

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		170,000	4,202

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		2,976,000	68,210

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		2,976,000	68,210

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		2,976,000	69,638

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		1,340,000	31,276

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		515,000	3,935

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		515,000	3,935

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		515,000	3,935

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		515,000	3,935

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		515,000	3,935

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		170,000	4,440

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		170,000	3,830

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		987,000	81,852

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		987,000	47,068

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		1,340,000	28,167

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		170,000	4,017

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		170,000	3,431

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		1,340,000	25,031

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		614,000	20,280

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		515,000	4,908

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		515,000	4,908

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		515,000	4,908

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		515,000	4,908

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		515,000	4,908

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		170,000	3,599

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		170,000	3,006

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		2,957,000	41,221

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		2,957,000	41,221

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		2,957,000	33,207

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		2,957,000	33,207

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		2,957,000	33,207

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		2,957,000	33,207

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		2,957,000	33,207

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		2,957,000	33,207

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		1,479,000	9,125

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		592,000	8,389

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		1,649,000	29,352

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		1,649,000	26,186

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		13,241,000	64,616

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		13,241,000	2,251

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		515,000	3,929

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		515,000	3,929

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		515,000	3,929

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		515,000	3,929

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		515,000	3,929

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		987,000	62,487

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		987,000	24,843

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		3,688,610	102,359

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		3,688,610	922

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		1,649,000	23,861

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		1,649,000	20,645

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		6,649,000	17,819

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		6,649,000	1,729

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		2,375,715	62,885

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		2,375,715	71

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		11,105,188	41,311

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		11,105,188	666

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27		614,000	13,981

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		1,649,000	16,441

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		1,649,000	13,110

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	Jan-12/1.722	CHF	13,400,000	713

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953		$2,976,000	9,493

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475		2,976,000	9,017

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325		2,976,000	9,791

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		987,000	41,188

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		987,000	3,751

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60		4,618,020	976,711

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		11,105,188	40,534

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		11,105,188	11

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60		4,618,020	8

Total purchased options outstanding (cost $8,417,233)				$12,087,776

FOREIGN GOVERNMENT BONDS AND NOTES (0.7%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$125,000	$105,340

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			850,000	830,807

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			4,755,000	4,410,263

Brazil (Federal Republic of) notes 10s, 2012		BRL	4,130	2,320,335

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			$400,000	428,000

Poland (Government of) sr. unsec. bonds 5s, 2022			645,000	647,946

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	124,500

Ukraine (Government of) 144A bonds 7 3/4s, 2020			225,000	194,625

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,200,000	2,112,000

Total foreign government bonds and notes (cost $11,734,483)				$11,173,816

ASSET-BACKED SECURITIES (0.7%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.444s, 2036			$119,000	$47,833

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 03-ABF1, Class A, 0.664s, 2034			8,478	6,302

Conseco Finance Securitizations Corp. FRB Ser. 02-1, Class M1A, 2.32s, 2033			1,225,000	1,069,845

Credit-Based Asset Servicing and Securitization FRB Ser. 02-CB2, Class A2, 1.394s, 2032			20,465	16,027

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019			1,090,487	521,617
Ser. 96-6, Class M1, 7.95s, 2027			2,582,000	2,582,000
Ser. 97-2, Class M1, 7.54s, 2028			1,247,426	882,554
Ser. 97-6, Class M1, 7.21s, 2029			293,000	255,659
Ser. 96-2, Class A4, 7.2s, 2026			1,628	1,628
Ser. 93-3, Class B, 6.85s, 2018			62,686	56,574

GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.544s, 2035			305,000	228,750
FRB Ser. 06-3, Class A2, 0.484s, 2036			926,608	400,758

HSI Asset Securitization Corp. Trust FRB Ser. 07-NC1, Class A1, 0.394s, 2037			1,169,293	762,964

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 04-HE2, Class A1A, 0.694s, 2035			2,087	1,906

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			57,909	58,040

Oakwood Mortgage Investors, Inc.
Ser. 01-D, Class A4, 6.93s, 2031			1,263,986	922,710
Ser. 98-A, Class M, 6.825s, 2028			454,000	443,814
Ser. 01-E, Class A4, 6.81s, 2031			571,260	451,296
Ser. 01-D, Class A2, 5.26s, 2019			726,698	421,485

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.454s, 2037			192,685	120,588

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.504s, 2036			234,000	66,529

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.444s, 2036			2,676,712	1,445,425

Total asset-backed securities (cost $11,327,551)				$10,764,304

SENIOR LOANS (0.4%)(a)(c)
			Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			$210,000	$182,044

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			304,804	301,375

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			74,063	72,550

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015			135,000	117,064

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			369,592	365,280

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.51s, 2014			82,837	70,584

Claire's Stores, Inc. bank term loan FRN 3.039s, 2014			212,285	183,162

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.66s, 2014			120,000	104,550

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			81,667	81,259

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			169,575	160,672

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			223,313	217,357

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			109,450	106,167

First Data Corp. bank term loan FRN 4.294s, 2018			560,071	468,060

First Data Corp. bank term loan FRN Ser. B3, 3.044s, 2014			59,603	53,692

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			173,875	171,348

Goodman Global, Inc. bank term loan FRN 9s, 2017			278,182	278,356

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			156,044	155,581

Grifols SA bank term loan FRN Ser. B, 6s, 2017 (Spain)			144,275	143,554

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			332,488	320,435

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			98,187	100,150

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			102,040	104,081

Intelsat SA bank term loan FRN 3.391s, 2014 (Luxembourg)			400,000	379,800

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			255,000	257,053

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	187,891

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			49,650	48,347

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			175,000	174,289

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			390,000	389,513

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			299,250	295,260

Samson Investment Co. bank term loan FRN 8s, 2018(F)			625,000	620,313

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	74,625

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.776s, 2017			799,610	505,309

Total senior loans (cost $7,069,200)				$6,689,721

COMMODITY LINKED NOTES (0.3%)(a)
			Principal amount	Value

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite Index) (Jersey)			$5,220,000	$4,182,194

Total commodity Linked Notes (cost $5,220,000)				$4,182,194

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			4,097	$221,750

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			7,578	145,649

General Motors Co. Ser. B, $2.375 cv. pfd.			5,637	193,772

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			684	342

Lucent Technologies Capital Trust I 7.75% cv. pfd.			217	132,641

Total convertible preferred stocks (cost $1,482,861)				$694,154

PREFERRED STOCKS (—%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			471	$337,633

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,430	298,416

Total preferred stocks (cost $727,853)				$636,049

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$122,000	$114,985

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			49,000	70,254

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			225,000	165,938

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			134,000	145,893

TUI Travel PLC cv. sr. unsec. unsub. bonds 6s, 2014 (United Kingdom)		GBP	100,000	135,116

Total convertible bonds and notes (cost $609,174)				$632,186

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$51,901
4.071s, 1/1/14			150,000	154,308

Total municipal bonds and notes (cost $200,000)				$206,209

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$1,079

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	49,174	11,802

Total warrants (cost $10,021)				$12,881

SHORT-TERM INVESTMENTS (29.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.14%(d)			5,298,042	$5,298,042

Putnam Money Market Liquidity Fund 0.05%(e)			232,530,084	232,530,084

Federal Home Loan Bank commercial paper discount notes with effective yields ranging from 0.029% to 0.030%, February 3, 2012			$15,000,000	14,999,587

Federal Home Loan Mortgage Corporation commercial paper with effective yields ranging from 0.028% to 0.030%, February 6, 2012			14,000,000	13,999,580

Federal National Mortgage Association commercial paper with an effective yield of 0.065%, May 23, 2012(SEGSF)			25,000,000	24,998,050

Federal National Mortgage Association commercial paper with an effective yield of 0.020%, February 8, 2012(SEGSF)			18,000,000	17,999,620

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, January 18, 2012			20,000,000	19,998,206

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.188% to 0.189%, March 27, 2012			13,000,000	12,996,918

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.090% to 0.096%, January 12, 2012			8,000,000	7,999,756

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.082% to 0.086%, January 18, 2012			4,200,000	4,199,820

U.S. Treasury Bills with an effective yield of 0.013%, February 16, 2012(SEG)(SEGSF)			10,000,000	9,999,834

U.S. Treasury Bills with effective yields ranging from 0.010% to 0.118%, February 9, 2012(SEG)(SEGSF)			8,490,000	8,489,532

U.S. Treasury Bills with effective yields ranging from 0.077% to 0.109%, May 3, 2012(SEG)(SEGSF)			25,906,000	25,903,824

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.108%, December 13, 2012(SEGSF)			4,153,000	4,148,727

U.S. Treasury Bills with effective yields ranging from 0.083% to 0.105%, November 15, 2012(SEG)(SEGSF)			23,402,000	23,383,980

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEG)(SEGSF)			14,616,000	14,609,379

U.S. Treasury Bills with effective yields ranging from 0.086% to 0.090%, July 26, 2012(SEGSF)			139,000	138,957

Total short-term investments (cost $441,672,594)				$441,693,896

TOTAL INVESTMENTS

Total investments (cost $1,613,294,244)(b)				$1,659,817,541

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $418,214,284) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/18/12	$670,197	$668,658	$(1,539)
	Brazilian Real	Buy	1/18/12	1,279,415	1,324,281	(44,866)
	Brazilian Real	Sell	1/18/12	1,279,415	1,276,279	(3,136)
	British Pound	Sell	1/18/12	3,343,984	3,384,333	40,349
	Canadian Dollar	Sell	1/18/12	7,424,539	7,427,116	2,577
	Chilean Peso	Buy	1/18/12	225,621	225,243	378
	Chilean Peso	Sell	1/18/12	225,621	227,600	1,979
	Czech Koruna	Sell	1/18/12	183,892	192,721	8,829
	Euro	Sell	1/18/12	4,729,206	4,945,763	216,557
	Hungarian Forint	Buy	1/18/12	132,544	142,673	(10,129)
	Japanese Yen	Sell	1/18/12	739,759	733,265	(6,494)
	Mexican Peso	Sell	1/18/12	236	12,639	12,403
	Norwegian Krone	Sell	1/18/12	1,527,115	1,573,472	46,357
	Russian Ruble	Buy	1/18/12	155,438	161,527	(6,089)
	Russian Ruble	Sell	1/18/12	155,438	156,087	649
	Singapore Dollar	Buy	1/18/12	64,760	64,568	192
	Singapore Dollar	Sell	1/18/12	64,760	65,625	865
	South African Rand	Buy	1/18/12	696,430	701,544	(5,114)
	South Korean Won	Sell	1/18/12	2,000,653	2,044,308	43,655
	Swedish Krona	Buy	1/18/12	1,397,112	1,420,308	(23,196)
	Swiss Franc	Buy	1/18/12	299,229	321,647	(22,418)
	Taiwan Dollar	Buy	1/18/12	856,120	858,539	(2,419)
	Turkish Lira	Buy	1/18/12	129,065	133,533	(4,468)
Barclays Bank PLC
	Australian Dollar	Sell	1/18/12	4,907,568	4,926,501	18,933
	Brazilian Real	Buy	1/18/12	1,879,607	1,878,705	902
	Brazilian Real	Sell	1/18/12	1,879,607	1,935,351	55,744
	British Pound	Sell	1/18/12	2,122,541	2,150,239	27,698
	Canadian Dollar	Buy	1/18/12	1,426,758	1,427,351	(593)
	Chilean Peso	Buy	1/18/12	346,171	348,566	(2,395)
	Chilean Peso	Sell	1/18/12	346,171	345,194	(977)
	Czech Koruna	Sell	1/18/12	660,135	693,091	32,956
	Euro	Buy	1/18/12	11,258,997	11,782,860	(523,863)
	Hungarian Forint	Buy	1/18/12	770,432	807,750	(37,318)
	Indian Rupee	Buy	1/18/12	106,006	109,534	(3,528)
	Indian Rupee	Sell	1/18/12	106,006	102,793	(3,213)
	Japanese Yen	Sell	1/18/12	589,162	584,132	(5,030)
	Malaysian Ringgit	Buy	1/18/12	226,602	229,859	(3,257)
	Malaysian Ringgit	Sell	1/18/12	226,602	226,136	(466)
	Mexican Peso	Buy	1/18/12	7,938	14,719	(6,781)
	New Zealand Dollar	Buy	1/18/12	82,593	82,699	(106)
	New Zealand Dollar	Sell	1/18/12	82,593	81,659	(934)
	Norwegian Krone	Sell	1/18/12	613,286	631,790	18,504
	Polish Zloty	Sell	1/18/12	1,099,937	1,129,468	29,531
	Russian Ruble	Buy	1/18/12	629,624	632,962	(3,338)
	Russian Ruble	Sell	1/18/12	629,624	652,540	22,916
	Singapore Dollar	Buy	1/18/12	777,501	775,216	2,285
	Singapore Dollar	Sell	1/18/12	777,501	787,903	10,402
	South Korean Won	Sell	1/18/12	154,424	157,682	3,258
	Swedish Krona	Sell	1/18/12	3,842,658	3,906,488	63,830
	Swiss Franc	Buy	1/18/12	687,056	636,101	50,955
	Taiwan Dollar	Sell	1/18/12	722,266	724,667	2,401
	Thai Baht	Buy	1/18/12	17,900	18,300	(400)
	Thai Baht	Sell	1/18/12	17,900	17,778	(122)
	Turkish Lira	Sell	1/18/12	38,304	39,637	1,333
Citibank, N.A.
	Australian Dollar	Sell	1/18/12	2,469,204	2,463,217	(5,987)
	Brazilian Real	Sell	1/18/12	2,349,897	2,331,205	(18,692)
	British Pound	Buy	1/18/12	8,171,214	8,270,495	(99,281)
	Canadian Dollar	Buy	1/18/12	32,578	31,897	681
	Chilean Peso	Buy	1/18/12	245,094	245,342	(248)
	Chilean Peso	Sell	1/18/12	245,094	246,456	1,362
	Czech Koruna	Buy	1/18/12	893,265	938,194	(44,929)
	Danish Krone	Buy	1/18/12	1,461,539	1,522,354	(60,815)
	Euro	Buy	1/18/12	6,381,975	6,648,727	(266,752)
	Hong Kong Dollar	Sell	1/18/12	1,255,172	1,255,002	(170)
	Hungarian Forint	Sell	1/18/12	79,115	85,240	6,125
	Japanese Yen	Sell	1/18/12	606,033	600,999	(5,034)
	Mexican Peso	Buy	1/18/12	923,277	950,236	(26,959)
	Mexican Peso	Sell	1/18/12	930,743	930,069	(674)
	New Zealand Dollar	Buy	1/18/12	528,609	522,696	5,913
	New Zealand Dollar	Sell	1/18/12	528,609	529,011	402
	Norwegian Krone	Sell	1/18/12	211,598	218,017	6,419
	Polish Zloty	Sell	1/18/12	1,444,847	1,490,446	45,599
	Singapore Dollar	Buy	1/18/12	101,996	101,124	872
	South African Rand	Sell	1/18/12	483,217	487,038	3,821
	South Korean Won	Buy	1/18/12	329,633	337,424	(7,791)
	Swedish Krona	Buy	1/18/12	2,547,217	2,589,881	(42,664)
	Swiss Franc	Buy	1/18/12	594,731	553,218	41,513
	Taiwan Dollar	Sell	1/18/12	1,586,932	1,593,792	6,860
	Turkish Lira	Buy	1/18/12	496,791	514,747	(17,956)
Credit Suisse AG
	Australian Dollar	Sell	1/18/12	3,890,579	3,888,571	(2,008)
	Brazilian Real	Buy	1/18/12	27,626	27,595	31
	Brazilian Real	Sell	1/18/12	27,626	28,438	812
	British Pound	Buy	1/18/12	5,308,913	5,373,348	(64,435)
	Canadian Dollar	Sell	1/18/12	2,609,770	2,580,243	(29,527)
	Chilean Peso	Buy	1/18/12	117,102	117,787	(685)
	Chilean Peso	Sell	1/18/12	117,102	117,052	(50)
	Czech Koruna	Buy	1/18/12	108,549	113,966	(5,417)
	Euro	Sell	1/18/12	11,638,244	12,069,572	431,328
	Hungarian Forint	Sell	1/18/12	197,179	231,671	34,492
	Indian Rupee	Buy	1/18/12	881,023	856,350	24,673
	Indian Rupee	Sell	1/18/12	881,023	909,820	28,797
	Japanese Yen	Sell	1/18/12	2,858,662	2,834,078	(24,584)
	Malaysian Ringgit	Buy	1/18/12	446,112	445,977	135
	Malaysian Ringgit	Sell	1/18/12	446,112	451,803	5,691
	Mexican Peso	Buy	1/18/12	27,737	24,056	3,681
	Norwegian Krone	Buy	1/18/12	2,432,036	2,506,390	(74,354)
	Polish Zloty	Sell	1/18/12	1,417,901	1,457,766	39,865
	Russian Ruble	Buy	1/18/12	85,252	88,332	(3,080)
	Russian Ruble	Sell	1/18/12	85,252	85,634	382
	South African Rand	Buy	1/18/12	10,580	10,654	(74)
	South Korean Won	Sell	1/18/12	1,002,300	1,023,083	20,783
	Swedish Krona	Sell	1/18/12	3,354,611	3,410,158	55,547
	Swiss Franc	Sell	1/18/12	279,103	247,355	(31,748)
	Taiwan Dollar	Sell	1/18/12	1,046,821	1,049,606	2,785
	Turkish Lira	Sell	1/18/12	238,451	247,043	8,592
Deutsche Bank AG
	Australian Dollar	Buy	1/18/12	6,732,920	6,705,386	27,534
	Brazilian Real	Buy	1/18/12	118,574	118,359	215
	Brazilian Real	Sell	1/18/12	118,574	122,936	4,362
	British Pound	Sell	1/18/12	996,130	1,008,118	11,988
	Canadian Dollar	Buy	1/18/12	698,366	698,636	(270)
	Chilean Peso	Buy	1/18/12	565,740	566,259	(519)
	Chilean Peso	Sell	1/18/12	565,740	570,703	4,963
	Czech Koruna	Sell	1/18/12	585,344	613,247	27,903
	Euro	Sell	1/18/12	4,266,731	4,438,726	171,995
	Hungarian Forint	Sell	1/18/12	1,286,795	1,382,942	96,147
	Malaysian Ringgit	Buy	1/18/12	665,276	665,374	(98)
	Malaysian Ringgit	Sell	1/18/12	665,276	674,905	9,629
	Mexican Peso	Buy	1/18/12	36,141	63,196	(27,055)
	New Zealand Dollar	Buy	1/18/12	612,291	605,427	6,864
	New Zealand Dollar	Sell	1/18/12	612,291	612,874	583
	Norwegian Krone	Sell	1/18/12	1,561,827	1,609,382	47,555
	Polish Zloty	Sell	1/18/12	1,684,174	1,737,560	53,386
	Singapore Dollar	Buy	1/18/12	1,373,674	1,387,344	(13,670)
	Singapore Dollar	Sell	1/18/12	1,373,674	1,369,562	(4,112)
	South Korean Won	Buy	1/18/12	164,783	168,446	(3,663)
	Swedish Krona	Buy	1/18/12	1,073,830	1,092,122	(18,292)
	Swiss Franc	Buy	1/18/12	365,145	445,498	(80,353)
	Taiwan Dollar	Sell	1/18/12	169,579	170,199	620
	Turkish Lira	Sell	1/18/12	489,110	504,532	15,422
Goldman Sachs International
	Australian Dollar	Sell	1/18/12	690,621	688,994	(1,627)
	British Pound	Buy	1/18/12	1,788,220	1,809,912	(21,692)
	Canadian Dollar	Sell	1/18/12	3,917,894	3,921,216	3,322
	Chilean Peso	Buy	1/18/12	469,750	473,046	(3,296)
	Chilean Peso	Sell	1/18/12	469,750	468,987	(763)
	Euro	Sell	1/18/12	1,989,691	2,073,483	83,792
	Hungarian Forint	Buy	1/18/12	184,953	198,683	(13,730)
	Japanese Yen	Buy	1/18/12	9,856,411	9,775,949	80,462
	Norwegian Krone	Buy	1/18/12	340,503	350,442	(9,939)
	Polish Zloty	Buy	1/18/12	717,749	739,093	(21,344)
	South African Rand	Buy	1/18/12	125,560	126,473	(913)
	Swedish Krona	Buy	1/18/12	1,288,020	1,314,273	(26,253)
	Swiss Franc	Sell	1/18/12	84,338	200,553	116,215
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/12	2,087,998	2,081,096	6,902
	British Pound	Buy	1/18/12	425,743	430,910	(5,167)
	Canadian Dollar	Sell	1/18/12	1,935,151	1,937,744	2,593
	Euro	Buy	1/18/12	1,108,102	1,154,468	(46,366)
	Hong Kong Dollar	Buy	1/18/12	1,103,762	1,103,686	76
	Indian Rupee	Buy	1/18/12	527,747	543,552	(15,805)
	Indian Rupee	Sell	1/18/12	527,747	544,575	16,828
	Japanese Yen	Sell	1/18/12	4,998,380	4,955,395	(42,985)
	New Zealand Dollar	Sell	1/18/12	486,379	485,333	(1,046)
	Norwegian Krone	Buy	1/18/12	948,123	977,245	(29,122)
	Singapore Dollar	Buy	1/18/12	4,607,337	4,667,290	(59,953)
	South Korean Won	Buy	1/18/12	1,431,967	1,461,142	(29,175)
	Swedish Krona	Sell	1/18/12	1,803,728	1,835,022	31,294
	Swiss Franc	Buy	1/18/12	3,096,437	3,229,037	(132,600)
	Taiwan Dollar	Sell	1/18/12	1,362,983	1,367,899	4,916
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/18/12	1,496,534	1,473,977	22,557
	Brazilian Real	Buy	1/18/12	492,198	491,725	473
	Brazilian Real	Sell	1/18/12	492,198	508,221	16,023
	British Pound	Buy	1/18/12	5,815,131	5,886,346	(71,215)
	Canadian Dollar	Sell	1/18/12	4,194,021	4,199,228	5,207
	Chilean Peso	Buy	1/18/12	363,468	366,550	(3,082)
	Chilean Peso	Sell	1/18/12	363,468	363,606	138
	Czech Koruna	Buy	1/18/12	363,740	382,133	(18,393)
	Euro	Sell	1/18/12	1,884,460	1,874,654	(9,806)
	Hong Kong Dollar	Sell	1/18/12	905,175	905,104	(71)
	Hungarian Forint	Sell	1/18/12	1,347,462	1,461,473	114,011
	Japanese Yen	Buy	1/18/12	4,867,088	4,825,108	41,980
	Malaysian Ringgit	Buy	1/18/12	41,412	41,439	(27)
	Malaysian Ringgit	Sell	1/18/12	41,412	42,018	606
	Mexican Peso	Buy	1/18/12	26,606	17,452	9,154
	New Zealand Dollar	Buy	1/18/12	745,901	747,057	(1,156)
	New Zealand Dollar	Sell	1/18/12	745,901	737,452	(8,449)
	Norwegian Krone	Sell	1/18/12	1,186,963	1,222,978	36,015
	Polish Zloty	Buy	1/18/12	1,449,420	1,496,951	(47,531)
	Russian Ruble	Buy	1/18/12	155,438	161,065	(5,627)
	Russian Ruble	Sell	1/18/12	155,438	156,063	625
	Singapore Dollar	Sell	1/18/12	2,750,355	2,781,155	30,800
	South African Rand	Buy	1/18/12	1,045,423	1,053,559	(8,136)
	South Korean Won	Buy	1/18/12	448,321	458,632	(10,311)
	Swedish Krona	Sell	1/18/12	2,478,130	2,519,970	41,840
	Swiss Franc	Buy	1/18/12	67,300	195,330	(128,030)
	Taiwan Dollar	Buy	1/18/12	150,649	151,145	(496)
	Thai Baht	Buy	1/18/12	41,395	42,323	(928)
	Thai Baht	Sell	1/18/12	41,395	41,136	(259)
	Turkish Lira	Sell	1/18/12	445,071	460,780	15,709
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/12	1,959,944	1,947,097	12,847
	Brazilian Real	Buy	1/18/12	411,830	411,369	461
	Brazilian Real	Sell	1/18/12	411,830	425,472	13,642
	British Pound	Sell	1/18/12	357,613	362,893	5,280
	Canadian Dollar	Sell	1/18/12	173,586	173,643	57
	Chilean Peso	Buy	1/18/12	37,281	37,269	12
	Chilean Peso	Sell	1/18/12	37,281	37,539	258
	Czech Koruna	Sell	1/18/12	64,606	67,813	3,207
	Euro	Buy	1/18/12	5,686,774	5,899,217	(212,443)
	Hungarian Forint	Buy	1/18/12	145,219	156,179	(10,960)
	Indian Rupee	Buy	1/18/12	1,056,785	1,057,114	(329)
	Indian Rupee	Sell	1/18/12	1,056,785	1,090,269	33,484
	Japanese Yen	Buy	1/18/12	8,486,503	8,416,014	70,489
	Malaysian Ringgit	Buy	1/18/12	640,851	649,960	(9,109)
	Malaysian Ringgit	Sell	1/18/12	640,851	640,340	(511)
	Mexican Peso	Sell	1/18/12	3,715	21,738	18,023
	New Zealand Dollar	Buy	1/18/12	138,743	137,181	1,562
	New Zealand Dollar	Sell	1/18/12	138,743	138,751	8
	Norwegian Krone	Buy	1/18/12	2,211,379	2,276,262	(64,883)
	Polish Zloty	Sell	1/18/12	458,365	473,821	15,456
	Russian Ruble	Buy	1/18/12	85,261	88,536	(3,275)
	Russian Ruble	Sell	1/18/12	85,261	85,724	463
	Singapore Dollar	Buy	1/18/12	1,158,349	1,154,925	3,424
	Singapore Dollar	Sell	1/18/12	1,158,349	1,173,846	15,497
	South African Rand	Sell	1/18/12	1,302,808	1,312,702	9,894
	South Korean Won	Buy	1/18/12	182,995	186,773	(3,778)
	Swedish Krona	Buy	1/18/12	89,155	90,723	(1,568)
	Swiss Franc	Sell	1/18/12	318,503	407,629	89,126
	Taiwan Dollar	Buy	1/18/12	1,333,703	1,339,509	(5,806)
	Turkish Lira	Sell	1/18/12	164,106	170,158	6,052
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/12	8,058,918	8,033,614	25,304
	Brazilian Real	Buy	1/18/12	1,954,311	1,950,248	4,063
	Brazilian Real	Sell	1/18/12	1,954,311	2,011,025	56,714
	British Pound	Sell	1/18/12	2,966,961	2,990,337	23,376
	Canadian Dollar	Buy	1/18/12	5,912,509	5,930,072	(17,563)
	Czech Koruna	Sell	1/18/12	957,183	1,003,833	46,650
	Euro	Buy	1/18/12	13,610,073	14,236,156	(626,083)
	Hungarian Forint	Sell	1/18/12	1,434,737	1,539,616	104,879
	Indonesian Rupiah	Sell	1/18/12	565,075	567,375	2,300
	Japanese Yen	Buy	1/18/12	4,434,283	4,390,604	43,679
	Malaysian Ringgit	Buy	1/18/12	260,797	264,639	(3,842)
	Malaysian Ringgit	Sell	1/18/12	260,797	259,934	(863)
	Mexican Peso	Buy	1/18/12	257,911	257,728	183
	Mexican Peso	Sell	1/18/12	257,911	265,285	7,374
	Norwegian Krone	Buy	1/18/12	1,316,269	1,355,997	(39,728)
	Polish Zloty	Buy	1/18/12	1,921,215	1,981,936	(60,721)
	Russian Ruble	Buy	1/18/12	155,438	161,626	(6,188)
	Russian Ruble	Sell	1/18/12	155,438	156,428	990
	Singapore Dollar	Buy	1/18/12	215,017	214,377	640
	Singapore Dollar	Sell	1/18/12	215,017	217,806	2,789
	South African Rand	Sell	1/18/12	875,369	881,524	6,155
	South Korean Won	Sell	1/18/12	1,046,921	1,066,269	19,348
	Swedish Krona	Buy	1/18/12	3,339,859	3,407,529	(67,670)
	Swiss Franc	Sell	1/18/12	106,807	118,707	11,900
	Taiwan Dollar	Sell	1/18/12	40,340	40,470	130
	Thai Baht	Buy	1/18/12	103,407	102,824	583
	Thai Baht	Sell	1/18/12	103,407	105,960	2,553
	Turkish Lira	Sell	1/18/12	281,280	291,192	9,912
UBS AG
	Australian Dollar	Buy	1/18/12	7,224,209	7,195,631	28,578
	Brazilian Real	Buy	1/18/12	865,822	894,600	(28,778)
	Brazilian Real	Sell	1/18/12	865,822	864,898	(924)
	British Pound	Buy	1/18/12	3,682,186	3,725,250	(43,064)
	Canadian Dollar	Sell	1/18/12	3,807,698	3,804,097	(3,601)
	Czech Koruna	Sell	1/18/12	1,177,076	1,234,771	57,695
	Euro	Buy	1/18/12	982,031	953,812	28,219
	Hungarian Forint	Buy	1/18/12	1,032,411	1,097,210	(64,799)
	Indian Rupee	Buy	1/18/12	1,451,021	1,502,236	(51,215)
	Indian Rupee	Sell	1/18/12	1,451,021	1,408,842	(42,179)
	Japanese Yen	Sell	1/18/12	13,873,179	13,753,754	(119,425)
	Mexican Peso	Buy	1/18/12	9,985	2,869	7,116
	New Zealand Dollar	Buy	1/18/12	143,565	141,950	1,615
	New Zealand Dollar	Sell	1/18/12	143,565	143,785	220
	Norwegian Krone	Buy	1/18/12	3,339,630	3,420,341	(80,711)
	Polish Zloty	Sell	1/18/12	13,661	14,090	429
	Russian Ruble	Buy	1/18/12	85,252	88,683	(3,431)
	Russian Ruble	Sell	1/18/12	85,252	85,688	436
	Singapore Dollar	Buy	1/18/12	742,962	752,786	(9,824)
	Singapore Dollar	Sell	1/18/12	742,962	740,795	(2,167)
	South African Rand	Sell	1/18/12	801,423	807,952	6,529
	South Korean Won	Buy	1/18/12	48,526	49,597	(1,071)
	Swedish Krona	Sell	1/18/12	3,024,983	3,075,972	50,989
	Swiss Franc	Buy	1/18/12	549,155	619,156	(70,001)
	Taiwan Dollar	Buy	1/18/12	1,101,452	1,105,444	(3,992)
	Thai Baht	Buy	1/18/12	17,897	18,315	(418)
	Thai Baht	Sell	1/18/12	17,897	17,786	(111)
	Turkish Lira	Sell	1/18/12	41,250	42,702	1,452
Westpac Banking Corp.
	Australian Dollar	Sell	1/18/12	1,216,425	1,159,253	(57,172)
	British Pound	Sell	1/18/12	5,130,651	5,192,526	61,875
	Canadian Dollar	Buy	1/18/12	3,085,684	3,090,395	(4,711)
	Euro	Sell	1/18/12	13,076,049	13,625,911	549,862
	Japanese Yen	Sell	1/18/12	2,613,652	2,592,060	(21,592)
	New Zealand Dollar	Buy	1/18/12	471,292	471,853	(561)
	New Zealand Dollar	Sell	1/18/12	471,292	465,959	(5,333)
	Norwegian Krone	Sell	1/18/12	2,755,057	2,839,028	83,971
	Swedish Krona	Sell	1/18/12	2,114,392	2,150,545	36,153
	Swiss Franc	Buy	1/18/12	972,335	967,718	4,617
	Swiss Franc	Sell	1/18/12	972,335	998,011	25,676

Total						$38,671

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange index (Short)	63	$5,108,342	Jan-12	$(65,092)
Australian Government Treasury Bond 10 yr (Short)	9	1,094,452	Mar-12	(10,989)
Canadian Government Bond 10 yr (Long)	28	3,678,547	Mar-12	39,729
Canadian Government Bond 10 yr (Short)	17	2,233,404	Mar-12	(39,624)
DAX Index (Short)	31	5,917,960	Mar-12	(65,800)
Euro STOXX 50 Index (Long)	365	10,903,024	Mar-12	178,452
Euro STOXX 50 Index (Short)	1,726	51,557,863	Mar-12	(954,944)
Euro-Bund 10 yr (Long)	38	6,838,198	Mar-12	93,076
Euro-CAC 40 Index (Long)	366	14,994,836	Jan-12	370,667
Euro-Swiss Franc 3 Month (Short)	18	4,795,592	Dec-12	(74,133)
Euro-Swiss Franc 3 Month (Short)	18	4,795,113	Jun-12	(56,753)
Euro-Swiss Franc 3 Month (Short)	18	4,792,239	Mar-12	(42,674)
FTSE 100 Index (Short)	153	13,154,034	Mar-12	(185,751)
Japanese Government Bond 10 yr (Long)	4	7,400,806	Mar-12	13,099
Japanese Government Bond 10 yr (Short)	3	5,550,604	Mar-12	(26,521)
Japanese Government Bond 10 yr Mini (Long)	26	4,813,902	Mar-12	25,875
MSCI EAFE Index Mini (Long)	60	4,228,200	Mar-12	57,180
NASDAQ 100 Index E-Mini (Short)	500	22,745,000	Mar-12	430,500
OMXS 30 Index (Short)	268	3,851,352	Jan-12	(129,287)
Russell 2000 Index Mini (Long)	160	11,820,800	Mar-12	(5,631)
Russell 2000 Index Mini (Short)	46	3,398,480	Mar-12	20,148
S&P 500 Index (Long)	43	13,465,450	Mar-12	(60,899)
S&P 500 Index E-Mini (Long)	4,727	296,052,010	Mar-12	(1,344,832)
S&P 500 Index E-Mini (Short)	1,817	113,798,710	Mar-12	341,904
S&P Mid Cap 400 Index E-Mini (Long)	1,031	90,449,630	Mar-12	(931,163)
SGX MSCI Singapore Index (Short)	36	1,666,983	Jan-12	27,034
SPI 200 Index (Short)	54	5,549,356	Mar-12	212,392
Tokyo Price Index (Short)	218	20,618,942	Mar-12	318,772
U.K. Gilt 10 yr (Short)	15	2,724,350	Mar-12	(44,177)
U.S. Treasury Bond 30 yr (Long)	226	32,727,625	Mar-12	372,024
U.S. Treasury Bond 30 yr (Long)	24	3,844,500	Mar-12	44,579
U.S. Treasury Bond 30 yr (Short)	10	1,448,125	Mar-12	(8,113)
U.S. Treasury Note 10 yr (Short)	77	10,096,625	Mar-12	(40,521)
U.S. Treasury Note 5 yr (Long)	108	13,311,844	Mar-12	75,732
U.S. Treasury Note 5 yr (Short)	359	44,249,555	Mar-12	(253,104)
U.S. Treasury Note 2 yr (Long)	173	38,154,610	Mar-12	12,875
U.S. Treasury Note 2 yr (Short)	162	35,728,594	Mar-12	(12,964)

Total				$(1,718,934)

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $13,934,048) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		$366,000	Apr-12/2.111	$7,078
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		366,000	Apr-12/2.111	7,078
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		366,000	Apr-12/2.111	7,078
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		366,000	Apr-12/2.111	7,078
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		366,000	Apr-12/2.111	7,078
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.4275	89,009
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.4275	89,009
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.4275	89,009
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.4275	89,009
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.4275	89,009
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.4275	89,009
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.498	100,839
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		2,366,000	Apr-12/2.498	100,839
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.		480,000	Apr-12/2.60	24,168
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing May 2026.		18,028,331	Apr-16/5.02	468,737
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing May 2026.		18,028,331	Apr-16/5.02	3,569,610
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.		1,031,000	Aug-12/2.394	39,828
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		2,366,486	Aug-14/4.20	48,986
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		2,366,486	Aug-14/4.20	357,524
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		204,400	Aug-15/4.375	11,061
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		204,400	Aug-15/4.375	70,986
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		204,400	Aug-15/4.46	10,418
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		204,400	Aug-15/4.46	73,886
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		3,616,372	Aug-16/4.28	142,152
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		3,616,372	Aug-16/4.28	510,538
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.		5,935,733	Aug-16/4.35	864,326
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		3,829,820	Aug-16/4.68	123,661
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		3,829,820	Aug-16/4.68	635,957
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.		5,935,733	Aug-16/5.35	140,730
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		2,187,480	Feb-15/5.27	30,071
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		2,187,480	Feb-15/5.27	504,566
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.		2,024,000	Jan-12/2.4475	75,111
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.		2,024,000	Jan-12/2.453	76,123
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.		2,024,000	Jan-12/2.46325	77,924
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.		459,000	Jan-12/2.52	19,925
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		247,000	Jul-12/2.1714	6,457
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		247,000	Jul-12/2.1714	6,457
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		247,000	Jul-12/2.1714	6,457
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		247,000	Jul-12/2.1714	6,457
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		247,000	Jul-12/2.1714	6,457
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.		1,031,000	Jul-12/2.372	37,652
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		2,458,000	Jul-12/2.6075	126,931
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		2,458,000	Jul-12/2.6075	126,931
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.		2,458,000	Jul-12/2.61875	128,775
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.		349,000	Jul-12/2.6825	19,900
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		1,972,071	Jul-14/4.19	40,822
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		1,972,071	Jul-14/4.19	296,937
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		1,971,205	Jul-14/4.29	37,053
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		1,971,205	Jul-14/4.29	318,750
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		788,829	Jul-14/4.34	14,830
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		788,829	Jul-14/4.34	127,360
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		1,972,071	Jul-14/4.35	36,681
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		1,972,071	Jul-14/4.35	319,866
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		1,851,511	Jul-14/4.36	33,227
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		1,851,511	Jul-14/4.36	308,995
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		1,972,076	Jul-14/4.3725	36,089
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		1,972,076	Jul-14/4.3725	323,764
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		3,191,517	Jul-16/4.67	103,507
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		3,191,517	Jul-16/4.67	528,052
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		3,190,114	Jul-16/4.74	99,289
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		3,190,114	Jul-16/4.74	557,724
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		2,996,407	Jul-16/4.79	91,247
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		2,996,407	Jul-16/4.79	533,588
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		1,276,607	Jul-16/4.80	38,809
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		1,276,607	Jul-16/4.80	222,357
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		3,191,517	Jul-16/4.80	97,214
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		3,191,517	Jul-16/4.80	555,950
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		3,191,517	Jul-16/4.815	96,151
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		3,191,517	Jul-16/4.815	559,179
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		242,000	Jun-12/2.183	6,217
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		242,000	Jun-12/2.183	6,217
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		242,000	Jun-12/2.183	6,217
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		242,000	Jun-12/2.183	6,217
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		242,000	Jun-12/2.183	6,217
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.		1,031,000	Jun-12/2.346	35,271
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.		4,568,578	Jun-16/4.12	359,689
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.		4,495,597	Jun-16/4.39	397,078
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		4,467,054	Jun-16/4.575	77,289
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		4,467,054	Jun-16/4.575	433,032
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		2,745,482	Jun-16/4.815	80,028
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		2,745,482	Jun-16/4.815	496,781
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.		4,495,597	Jun-16/4.89	68,090
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.		4,568,578	Jun-16/5.12	62,987
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		356,000	Mar-12/2.119	6,262
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		356,000	Mar-12/2.119	6,262
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		356,000	Mar-12/2.119	6,262
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		356,000	Mar-12/2.119	6,262
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		356,000	Mar-12/2.119	6,262
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.		1,031,000	May-12/2.324	32,889
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		4,114,000	May-12/5.51	1,272,830
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		4,114,000	May-12/5.51	21
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 2021.		958,517	May-16/4.11	75,136
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 2021.		943,752	May-16/4.36	83,531
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		939,055	May-16/4.60	16,009
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		939,055	May-16/4.60	92,027
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.		4,355,295	May-16/4.745	68,792
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.		4,355,295	May-16/4.745	443,582
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.		2,851,997	May-16/4.7575	44,802
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.		2,851,997	May-16/4.7575	291,876
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		6,894,306	May-16/4.765	108,668
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		6,894,306	May-16/4.765	723,902
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.		10,888,239	May-16/4.77	170,172
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.		10,888,239	May-16/4.77	1,119,257
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2021.		943,752	May-16/4.86	14,413
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 2021.		958,517	May-16/5.11	13,211
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.		1,031,000	Oct-12/2.443	44,003
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.		1,479,000	Oct-16/2.5625	46,337
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.		592,000	Oct-16/2.7975	21,756
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.		1,031,000	Sep-12/2.419	41,910
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.		3,324,000	Aug-12/2.4475	139,542
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	CHF	13,400,000	Jan-12/0.722	178,923

Total				$21,613,554

TBA SALE COMMITMENTS OUTSTANDING at 12/31/11 (proceeds receivable $1,041,172) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, January 1, 2042	$1,000,000	1/12/12	$1,050,313

Total			$1,050,313

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$4,375,000		$(89,797)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$43,479
		5,547,000		358,059	8/19/21	4.475%	3 month USD-LIBOR-BBA	(959,089)
		6,644,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	338,385
		16,463,500		(24,648)	2/7/15	1.891%	3 month USD-LIBOR-BBA	(665,685)
		4,994,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	78,587
		141,625,000		—	12/15/13	0.677%	3 month USD-LIBOR-BBA	119,965
		47,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	132
		606,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(2,854)
	AUD	1,400,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(171,822)
	Barclays Bank PLC
		$6,164,361		55,787	9/8/16	2.065%	3 month USD-LIBOR-BBA	(235,992)
		2,335,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(6,201)
		606,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(2,824)
		757,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(1,294)
		4,375,000		(31,937)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(3,067)
		25,454,000		(46,724)	6/17/16	3 month USD-LIBOR-BBA	1.93%	864,566
		1,949,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	13,240
		927,000		(3,457)	6/17/41	3 month USD-LIBOR-BBA	4.04%	278,077
		5,641,000		(9,872)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	3,610
		18,428,600		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(1,892,156)
		384,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(5,576)
		51,129,100		—	10/7/15	3 month USD-LIBOR-BBA	1.041%	209,251
		24,202,170		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	276,153
		6,627,503		32,475	10/11/16	1.97%	3 month USD-LIBOR-BBA	(234,196)
		544,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	15,966
		1,675,200		2,160	3/30/31	3 month USD-LIBOR-BBA	4.17%	459,118
		13,993,300		(34,293)	7/22/20	2.86%	3 month USD-LIBOR-BBA	(1,316,291)
		38,509,000		(60,039)	8/17/18	1.81%	3 month USD-LIBOR-BBA	(873,552)
		2,970,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	18,667
		2,100,000		—	11/17/13	3 month USD-LIBOR-BBA	0.714%	569
		1,699,000		—	11/25/21	2.16%	3 month USD-LIBOR-BBA	(24,125)
		1,910,000		(5,061)	7/7/16	3 month USD-LIBOR-BBA	2.0025%	85,286
		2,160,000		(8,856)	8/8/16	3 month USD-LIBOR-BBA	2.065%	96,760
		2,330,000		(13,339)	9/8/16	3 month USD-LIBOR-BBA	2.14%	105,511
		1,070,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(27,489)
		5,827,000		—	12/8/41	3 month USD-LIBOR-BBA	2.76%	202,633
		25,784,000		—	12/9/13	0.6685%	3 month USD-LIBOR-BBA	24,662
		4,868,000		—	12/12/21	2.17%	3 month USD-LIBOR-BBA	(67,642)
		2,716,000		—	12/12/13	3 month USD-LIBOR-BBA	0.63375%	(4,524)
		1,717,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	56,373
		6,819,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	10,052
		397,000		—	12/13/21	2.128%	3 month USD-LIBOR-BBA	(3,957)
		882,000		—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(1,213)
		540,000		—	12/14/21	3 month USD-LIBOR-BBA	2.165%	7,188
		961,000		—	12/14/41	2.763%	3 month USD-LIBOR-BBA	(33,676)
		45,928,000		—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	330,614
		12,567,000		—	12/16/13	3 month USD-LIBOR-BBA	0.72375%	702
		1,233,000		—	12/16/41	2.675%	3 month USD-LIBOR-BBA	(19,923)
		47,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	132
		23,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(4)
		4,330,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(1,066)
	AUD	2,340,000		—	10/13/21	5.0575%	6 month AUD-BBR-BBSW	(90,311)
	AUD	14,650,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(823,250)
	AUD	11,140,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	1,166,370
	AUD	781,000		—	11/11/21	4.805%	6 month AUD-BBR-BBSW	(15,030)
	AUD	810,000		—	11/14/21	4.84875%	6 month AUD-BBR-BBSW	(17,322)
	AUD	1,530,000		—	11/21/21	6 month AUD-BBR-BBSW	4.76%	24,058
	AUD	2,758,000		—	11/23/16	6 month AUD-BBR-BBSW	4.30%	4,134
	AUD	2,200,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(263,654)
	GBP	5,110,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(579,355)
	GBP	2,287,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(465,861)
	GBP	7,730,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,074,300
	Citibank, N.A.
		$1,605,000		—	9/30/18	1.73625%	3 month USD-LIBOR-BBA	(21,341)
		4,446,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25375%	29,642
		8,111,500		—	10/3/20	3 month USD-LIBOR-BBA	2.04%	129,755
		441,000		—	10/3/41	3 month USD-LIBOR-BBA	2.804%	21,430
		217,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	1,656
		12,300,000		—	7/8/21	3.2325%	3 month USD-LIBOR-BBA	(1,539,998)
		900,000		—	7/8/41	3 month USD-LIBOR-BBA	4.0425%	289,760
		18,389,000		1,157,128	7/26/21	4.52%	3 month USD-LIBOR-BBA	(3,322,964)
		544,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	15,966
		30,500,000		—	8/5/16	3 month USD-LIBOR-BBA	1.505%	659,685
		300,000		—	8/5/41	3 month USD-LIBOR-BBA	3.5875%	66,550
		10,400,000		—	8/5/21	2.725%	3 month USD-LIBOR-BBA	(788,911)
		687,000		—	8/5/16	3 month USD-LIBOR-BBA	1.4925%	14,440
		493,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(108,709)
		1,366,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(281,989)
		27,300,000		—	9/9/16	3 month USD-LIBOR-BBA	1.1925%	125,717
		8,520,000		549,114	8/17/21	4.49%	3 month USD-LIBOR-BBA	(1,487,258)
		13,224,000		—	12/15/13	0.681%	3 month USD-LIBOR-BBA	10,120
		130,921,000		—	12/19/13	0.7175%	3 month USD-LIBOR-BBA	12,143
		26,038,000		—	12/19/21	2.0805%	3 month USD-LIBOR-BBA	(133,095)
		37,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)
		606,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(2,854)
	Credit Suisse International
		105,284,700		(51,260)	5/27/16	3 month USD-LIBOR-BBA	2.02%	4,239,979
		33,110,200		8,518	5/27/21	3 month USD-LIBOR-BBA	3.21%	3,685,712
		14,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(3)
		7,291,000		—	12/23/13	0.73125%	3 month USD-LIBOR-BBA	(800)
		595,000		—	12/23/21	2.07875%	3 month USD-LIBOR-BBA	(2,790)
		1,673,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(21,379)
		918,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	8,229
		3,179,000		—	12/29/21	3 month USD-LIBOR-BBA	2.123%	26,958
		606,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(2,824)
		43,600,000		—	10/7/13	0.636%	3 month USD-LIBOR-BBA	35,857
		35,300,000		—	10/7/16	3 month USD-LIBOR-BBA	1.31%	288,763
		2,700		(5)	3/14/20	3 month USD-LIBOR-BBA	3.42%	355
		400,000		—	10/7/41	3 month USD-LIBOR-BBA	2.675%	8,298
		544,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	15,966
		255,300		(32)	2/24/14	1.53%	3 month USD-LIBOR-BBA	(5,607)
		15,342,100		(5,383)	2/24/19	3.35%	3 month USD-LIBOR-BBA	(1,940,603)
		1,080,000		—	11/8/16	1.239%	3 month USD-LIBOR-BBA	(3,421)
		4,338,261		200,861	11/10/41	3.51625%	3 month USD-LIBOR-BBA	(658,590)
		9,910,100		480,144	11/16/41	3.425%	3 month USD-LIBOR-BBA	(1,285,764)
		1,910,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(332,015)
		209,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(23,163)
		286,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	6,515
		5,529,100		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	836,747
		408,000		—	9/14/41	3 month USD-LIBOR-BBA	2.944%	32,962
		2,455,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	112,032
		2,485,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	105,471
		35,400,000		—	12/7/16	3 month USD-LIBOR-BBA	1.31875%	196,059
		47,700,000		—	12/7/13	0.68875%	3 month USD-LIBOR-BBA	25,357
		1,076,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	43,720
		6,270,000		—	12/13/13	0.6425%	3 month USD-LIBOR-BBA	9,434
		348,000		—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(309)
		20,099,000		—	12/16/21	2.0895%	3 month USD-LIBOR-BBA	(124,090)
	GBP	5,112,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	525,298
	MXN	23,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	38,382
	Deutsche Bank AG
		$3,640,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(5,161)
		107,909,760		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	97,291
		148,949,937		—	10/7/16	1.3045%	3 month USD-LIBOR-BBA	(1,179,301)
		12,476,820		—	10/7/17	3 month USD-LIBOR-BBA	1.532%	123,624
		110,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	767
		71,939,840		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	54,669
		99,299,958		—	10/7/16	1.30125%	3 month USD-LIBOR-BBA	(770,553)
		8,317,880		—	10/7/17	3 month USD-LIBOR-BBA	1.529%	80,944
		29,580,430		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	330,475
		13,000,000		—	10/7/21	2.133%	3 month USD-LIBOR-BBA	(198,908)
		544,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	15,966
		442,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	15,802
		153,657,400		(83,823)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(1,381,229)
		569,906		—	8/8/20	2.547%	3 month USD-LIBOR-BBA	(36,383)
		200,000		—	11/7/21	2.23%	3 month USD-LIBOR-BBA	(4,410)
		1,700,000		—	11/7/41	3 month USD-LIBOR-BBA	2.8825%	107,235
		12,023,300		2,120	12/31/14	1.91%	3 month USD-LIBOR-BBA	(384,079)
		30,900,000		—	12/2/21	3 month USD-LIBOR-BBA	2.2315%	627,173
		11,700,000		—	12/7/21	2.188%	3 month USD-LIBOR-BBA	(186,356)
		400,000		—	12/7/41	3 month USD-LIBOR-BBA	2.717%	10,276
		6,656,000		—	12/14/41	2.7575%	3 month USD-LIBOR-BBA	(225,441)
		48,020,000		—	12/14/13	0.6655%	3 month USD-LIBOR-BBA	51,261
		81,778,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(87,297)
		813,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(31,812)
		1,062,000		—	6/1/16	3 month USD-LIBOR-BBA	1.937%	39,178
		47,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	132
		23,896,000		—	12/21/16	3 month USD-LIBOR-BBA	1.257%	43,871
		24,524,000		—	12/21/16	1.257%	3 month USD-LIBOR-BBA	(45,024)
		37,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)
		4,721,000		—	1/3/14	3 month USD-LIBOR-BBA	0.773%	4,202
	EUR	20,010,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(2,219,315)
	MXN	23,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	44,800
	Goldman Sachs International
		$47,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	132
		37,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)
		8,462,000		(20,573)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(1,127)
		8,462,000		(25,809)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(6,993)
		180,800		(1,215)	2/15/31	3 month USD-LIBOR-BBA	4.43%	56,304
		13,241,000		(23,172)	12/21/13	0.53%	3 month USD-LIBOR-BBA	28,151
		13,241,000		(23,172)	12/23/13	0.476%	3 month USD-LIBOR-BBA	42,464
		2,300,000		—	6/16/16	3 month USD-LIBOR-BBA	1.93%	82,633
		6,620,000		(11,502)	1/4/14	0.61%	3 month USD-LIBOR-BBA	4,121
		19,876,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	9,496
		544,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	15,966
		13,427,000		—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	612,704
		104,577,000		(44,455)	7/20/16	3 month USD-LIBOR-BBA	1.79%	3,749,135
		442,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	15,802
		10,490,000		—	8/24/16	3 month USD-LIBOR-BBA	1.235%	78,115
		5,769,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	42,871
		12,845,000		—	11/30/21	2.2475%	3 month USD-LIBOR-BBA	(281,568)
		2,732,000		—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(2,863)
		2,823,000		—	12/5/41	2.8137%	3 month USD-LIBOR-BBA	(131,063)
		5,199,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	235,440
		2,270,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(82,264)
		1,076,364		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(32,430)
		17,652,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(10,840)
		1,083,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(43,936)
		66,513,400		168,593	5/20/16	3 month USD-LIBOR-BBA	2.00%	2,845,504
		1,059,846		13,805	11/30/16	2.31%	3 month USD-LIBOR-BBA	(43,675)
		1,312,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	49,173
		3,230,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(2,279)
		1,500,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	189
		37,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(171)
	EUR	20,000,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	479,248
	GBP	4,393,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	220,634
	GBP	2,287,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	179,706
	GBP	4,151,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(177,601)
	GBP	3,986,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(433,380)
	GBP	3,986,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(395,991)
	JPMorgan Chase Bank, N.A.
		$3,160,000		—	12/19/16	1.25625%	3 month USD-LIBOR-BBA	(6,026)
		47,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	132
		37,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)
		2,335,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(6,201)
		5,444,000		—	12/29/13	0.754%	3 month USD-LIBOR-BBA	(2,852)
		606,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(2,909)
		7,717,700		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	1,735,458
		2,261,000		—	7/14/16	3 month USD-LIBOR-BBA	1.8325%	87,368
		544,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	15,966
		51,751,400		72,533	8/3/15	1.23%	3 month USD-LIBOR-BBA	(695,934)
		19,608,000		1,228,931	7/26/21	4.46%	3 month USD-LIBOR-BBA	(3,438,765)
		19,608,000		1,231,382	7/26/21	4.525%	3 month USD-LIBOR-BBA	(3,554,939)
		29,412,000		1,861,265	7/27/21	4.745%	3 month USD-LIBOR-BBA	(5,918,032)
		1,701,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	7,609
		7,673,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	121,115
		298,000		—	12/2/21	3 month USD-LIBOR-BBA	2.153%	3,884
		2,347,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	59,372
		2,603,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	60,601
		1,368,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	8,257
		2,625,000		—	12/6/41	3 month USD-LIBOR-BBA	2.812%	120,753
		23,883,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(6,818)
		1,410,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	58,897
		2,153,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	80,528
		17,071,000		—	12/12/13	3 month USD-LIBOR-BBA	0.659%	(19,840)
		3,172,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(4,082)
	CAD	2,400,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(50,604)
	EUR	3,230,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	23,995
	EUR	7,920,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(14,044)
	JPY	293,300,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	155,281
	JPY	394,300,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(85,228)
	MXN	50,950,000		—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(13,185)
	MXN	8,850,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(11,314)
	MXN	11,445,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(14,025)
	MXN	3,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	7,316
	MXN	42,045,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	39,880
	MXN	12,390,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	10,316
	UBS, AG
	AUD	3,503,000		—	9/27/21	6 month AUD-BBR-BBSW	4.79%	59,804
	AUD	3,130,000		—	9/27/16	4.46%	6 month AUD-BBR-BBSW	(26,966)
	CHF	15,261,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(240,138)

	Total							$(12,831,374)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	449,485	$—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	$(4,070,985)
Barclays Bank PLC
	$4,420,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(142,899)
	3,651,257	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(20,520)
	1,469,232	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,040)
	420,503	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,363)
	1,376,846	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,927
	2,406,515	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,714
	138,236	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	673
	1,202,024	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,350
	222,668	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,084
	244,813	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,102
	794,978	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,579
	576,110	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,594
	1,304,091	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,623)
	102,740	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	871
Citibank, N.A.
	1,334,395	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,050
baskets	1,162	—	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	7,219,125
units	25,929	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(4,775,144)
units	1,082	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(198,109)
units	390	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(71,823)
Credit Suisse International
	$4,993,511	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	13,364
Goldman Sachs International
	2,530,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	56,723
	1,897,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	40,684
EUR	3,191,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(33,205)
JPMorgan Chase Bank, N.A.
shares	966,887	—	10/22/12	(3 month USD-LIBOR-BBA plus 0.04%)	iShares MSCI Emerging Markets Index	473,747

Total						$(1,483,124)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA IG Series 17 Index	BBB+/P	$39,602		$4,000,000	12/20/16	100 bp	$4,376
	DJ CDX NA IG Series 17 Index	BBB+/P	14,801		1,360,000	12/20/16	100 bp	2,824
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(10,504)		1,180,000	12/20/19	(100 bp)	183,602
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	2,993,175		29,517,600	12/20/16	500 bp	968,464
	Deutsche Bank AG
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	4,505,445		42,050,820	12/20/16	500 bp	1,621,039
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	435,000	9/20/13	715 bp	47,201
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	477 bp	31,430
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	535 bp	39,225
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$340,000	9/20/13	495 bp	13,712
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	1,720,281		16,964,780	12/20/16	500 bp	556,610
	Republic of Italy, 6 7/8%, 9/27/23	—	(518,299)		1,957,000	12/20/21	(100 bp)	(53,694)
	Republic of Italy, 6 7/8%, 9/27/23	A2	433,999		4,943,000	12/20/13	100 bp	71,495

	Total							$3,486,284

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,509,999,083.
(b)	The aggregate identified cost on a tax basis is $1,620,053,679, resulting in gross unrealized appreciation and depreciation of $136,209,773 and $96,445,911, respectively, or net unrealized appreciation of $39,763,862.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $143,344, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,128,340.
The fund received cash collateral of $5,298,042, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $42,893 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $183,013,625 and $182,751,506, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $338,043,214 to cover certain derivatives contracts and securities sold short.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the returns on securities owned and to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 377,500,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,522,206 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $48,487,935 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $48,102,757.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$28,595,013	$22,523,552	$62,030
Capital goods	33,653,480	19,660,421	51,274
Communication services	32,726,415	12,765,038	—
Conglomerates	8,973,953	2,638,324	—
Consumer cyclicals	76,480,536	25,123,023	699
Consumer staples	56,839,596	23,032,040	4,635
Energy	67,167,412	21,075,313	—
Financials	84,611,701	47,702,351	—
Health care	74,251,150	17,833,780	—
Technology	130,710,467	14,018,208	—
Transportation	5,285,157	5,554,219	—
Utilities and power	17,991,622	7,997,397	—
Total common stocks	617,286,502	219,923,666	118,638
Asset-backed securities	—	10,764,304	—
Commodity linked notes	—	4,182,194	—
Convertible bonds and notes	—	632,186	—
Convertible preferred stocks	—	694,154	—
Corporate bonds and notes	—	175,253,790	143,620
Foreign government bonds and notes	—	11,173,816	—
Investment Companies	15,543,002	—	—
Mortgage-backed securities	—	40,726,299	—
Municipal bonds and notes	—	206,209	—
Preferred stocks	—	636,049	—
Purchased options outstanding	—	12,087,776	—
Senior loans	—	6,069,408	620,313
U.S. Government and Agency Mortgage Obligations	—	102,048,838	—
Warrants	—	1,079	11,802
Short-term investments	232,530,084	209,163,812	—

Totals by level	$865,359,588	$793,563,580	$894,373

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$38,671	$—
Futures contracts	(1,718,934)	—	—
Written options	—	(21,613,554)	—
TBA sale commitments	—	(1,050,313)	—
Interest rate swap contracts	—	(19,635,825)	—
Total return swap contracts	—	(1,483,124)	—
Credit default contracts	—	(5,692,216)	—

Totals by level	$(1,718,934)	$(49,436,361)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$790,279	$6,482,495
Foreign exchange contracts	4,268,499	4,229,828
Equity contracts	9,662,802	12,859,460
Interest rate contracts	43,717,712	72,871,834

Total	$58,439,292	$96,443,617

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012